As filed with the Securities and Exchange Commission on August 25, 2026

1933 Act Registration File No. 333-44568

1940 Act File No. 811-10085

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___ ☐

Post-Effective Amendment No. 41 ☒

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 42 ☒

Hillman Capital Management Investment Trust
(Exact Name of Registrant as Specified in Charter)

Three Main Street

Suite 215

Burlington, VT 05401

(Address of Principal Executive Offices) (Zip Code)

(802) 540-0019
(Registrant’s Telephone Number, including Area Code)

Paracorp Inc.

2140 South Dupont Hwy.
Camden, DE  19934

(Name and Address of Agent for Service)

COPIES TO:

Eric D. Simanek, Esq. Eversheds Sutherland (US) LLP 700 Sixth Street, N.W. Washington, D.C. 20001	Springer Harris LeagueShares, LLC Three Main Street, Suite 215 Burlington, VT 05401

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box).

☐	Immediately upon filing pursuant to Rule 485(b).
☐	on (date) pursuant to Rule 485(b).
☐	on (date) pursuant to Rule 485(a)(1).
☐	60 days after filing pursuant to Rule 485(a)(1).
☒	75 days after filing pursuant to Rule 485(a)(2).
☐	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION

DATED AUGUST 25, 2026

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

LeagueShares Sports ETF Trust

Fund	Ticker
LeagueShares Anaheim Ducks® ETF	QUAK
LeagueShares Boston Bruins® ETF	BRNZ
LeagueShares Buffalo Sabres® ETF	SBRZ
LeagueShares Calgary Flames® ETF	BLAZ
LeagueShares Carolina Hurricanes® ETF	CANZ
LeagueShares Chicago Blackhawks® ETF	HWKS
LeagueShares Colorado Avalanche® ETF	AVVY
LeagueShares Columbus Blue Jackets® ETF	JAKT
LeagueShares Dallas Stars® ETF	DALL
LeagueShares Detroit Red Wings® ETF	WNGZ
LeagueShares Edmonton Oilers® ETF	OILZ
LeagueShares Florida Panthers® ETF	RATS
LeagueShares Los Angeles Kings® ETF	LAKH
LeagueShares Minnesota Wild® ETF	SOTA
LeagueShares Montreal Canadiens® ETF	HABZ
LeagueShares Nashville Predators® ETF	PRDZ
LeagueShares New Jersey Devils® ETF	DVLS
LeagueShares New York Islanders® ETF	ISLS
LeagueShares New York Rangers® ETF	RGRS
LeagueShares Ottawa Senators® ETF	OTWA
LeagueShares Philadelphia Flyers® ETF	PHLY
LeagueShares Pittsburgh Penguins® ETF	PENZ
LeagueShares San Jose Sharks® ETF	SHKZ
LeagueShares Seattle Kraken® ETF	SQID
LeagueShares St. Louis Blues® ETF	BLNZ
LeagueShares Tampa Bay Lightning® ETF	BOLZ
LeagueShares Toronto Maple Leafs® ETF	TML
LeagueShares Utah Mammoth® ETF	TSKZ
LeagueShares Vancouver Canucks® ETF	NUX
LeagueShares Vegas Golden Knights® ETF	KNTS
LeagueShares Washington Capitals® ETF	KAPS
LeagueShares Winnipeg Jets® ETF	JETZ

Listed on [●]

PROSPECTUS

[●], 2026

The U.S. Securities and Exchange Commission (the “SEC”) and Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

LEAGUESHARES ANAHEIM DUCKS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Anaheim Ducks® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Anaheim Ducks Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Anaheim Ducks, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Anaheim Ducks are a professional ice hockey team competing in the NHL, based in Anaheim, California, and playing home games at Honda Center. Founded in 1993, the franchise won the Stanley Cup in 2007. The Anaheim Ducks finished the 2025–26 season with a 43-33-6 record (92 points), placing third in the Pacific Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the Second Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLANA and closed the 2025–26 season at approximately 6,604, or approximately 12% below the base value.

An investment in the Fund is not an investment in the Anaheim Ducks, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Anaheim Ducks hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Anaheim Ducks) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Anaheim Ducks should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Anaheim Ducks, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES BOSTON BRUINS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Boston Bruins® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Boston Bruins Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Boston Bruins, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Boston Bruins are a professional ice hockey team competing in the NHL, based in Boston, Massachusetts, and playing home games at TD Garden. Founded in 1924, the franchise has won six Stanley Cup championships, most recently in 2011. The Boston Bruins finished the 2025–26 season with a 45-27-10 record (100 points), placing fourth in the Atlantic Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the First Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLBOS and closed the 2025–26 season at approximately 7,610, or approximately 1% above the base value.

An investment in the Fund is not an investment in the Boston Bruins, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Boston Bruins hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Boston Bruins) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Boston Bruins should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Boston Bruins, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES BUFFALO SABRES® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Buffalo Sabres® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Buffalo Sabres Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Buffalo Sabres, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Buffalo Sabres are a professional ice hockey team competing in the NHL, based in Buffalo, New York, and playing home games at KeyBank Center. Founded in 1970. The Buffalo Sabres finished the 2025–26 season with a 50-23-9 record (109 points), placing first in the Atlantic Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the Second Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLBUF and closed the 2025–26 season at approximately 8,294, or approximately 11% above the base value.

An investment in the Fund is not an investment in the Buffalo Sabres, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Buffalo Sabres hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Buffalo Sabres) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Buffalo Sabres should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Buffalo Sabres, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES CALGARY FLAMES® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Calgary Flames® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Calgary Flames Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Calgary Flames, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Calgary Flames are a professional ice hockey team competing in the NHL, based in Calgary, Alberta, Canada, and playing home games at Scotiabank Saddledome. Founded in 1972 as the Atlanta Flames, the franchise relocated to Calgary in 1980 and won the Stanley Cup in 1989. The Calgary Flames finished the 2025–26 season with a 34-39-9 record (77 points), placing seventh in the Pacific Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLCGY and closed the 2025–26 season at approximately 5,325, or approximately 29% below the base value.

An investment in the Fund is not an investment in the Calgary Flames, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Calgary Flames hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Calgary Flames) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Calgary Flames should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Calgary Flames, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES CAROLINA HURRICANES® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Carolina Hurricanes® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Carolina Hurricanes Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Carolina Hurricanes, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Carolina Hurricanes are a professional ice hockey team competing in the NHL, based in Raleigh, North Carolina, and playing home games at Lenovo Center. Founded in 1972 as the New England Whalers and a member of the NHL since 1979, the franchise relocated to North Carolina in 1997 and has won two Stanley Cup championships, in 2006 and 2026. The Carolina Hurricanes finished the 2025–26 season with a 53-22-7 record (113 points), placing first in the Metropolitan Division and winning the 2026 Stanley Cup. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLCAR and closed the 2025–26 season at approximately 11,925, or approximately 59% above the base value.

An investment in the Fund is not an investment in the Carolina Hurricanes, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Carolina Hurricanes hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Carolina Hurricanes) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Carolina Hurricanes should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Carolina Hurricanes, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES CHICAGO BLACKHAWKS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Chicago Blackhawks® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Chicago Blackhawks Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Chicago Blackhawks, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Chicago Blackhawks are a professional ice hockey team competing in the NHL, based in Chicago, Illinois, and playing home games at United Center. Founded in 1926, the franchise has won six Stanley Cup championships, most recently in 2015. The Chicago Blackhawks finished the 2025–26 season with a 29-39-14 record (72 points), placing eighth in the Central Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLCHI and closed the 2025–26 season at approximately 5,054, or approximately 33% below the base value.

An investment in the Fund is not an investment in the Chicago Blackhawks, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Chicago Blackhawks hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Chicago Blackhawks) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Chicago Blackhawks should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Chicago Blackhawks, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES COLORADO AVALANCHE® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Colorado Avalanche® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Colorado Avalanche Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Colorado Avalanche, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Colorado Avalanche are a professional ice hockey team competing in the NHL, based in Denver, Colorado, and playing home games at Ball Arena. Founded in 1972 as the Quebec Nordiques and a member of the NHL since 1979, the franchise relocated to Denver in 1995 and has won three Stanley Cup championships, most recently in 2022. The Colorado Avalanche finished the 2025–26 season with a 55-16-11 record (121 points), placing first in the Central Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the Conference Finals. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLCOL and closed the 2025–26 season at approximately 10,967, or approximately 46% above the base value.

An investment in the Fund is not an investment in the Colorado Avalanche, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Colorado Avalanche hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Colorado Avalanche) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Colorado Avalanche should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Colorado Avalanche, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES COLUMBUS BLUE JACKETS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Columbus Blue Jackets® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Columbus Blue Jackets Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Columbus Blue Jackets, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Columbus Blue Jackets are a professional ice hockey team competing in the NHL, based in Columbus, Ohio, and playing home games at Nationwide Arena. Founded in 2000. The Columbus Blue Jackets finished the 2025–26 season with a 40-30-12 record (92 points), placing fifth in the Metropolitan Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLCBJ and closed the 2025–26 season at approximately 7,356, or approximately 2% below the base value.

An investment in the Fund is not an investment in the Columbus Blue Jackets, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Columbus Blue Jackets hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Columbus Blue Jackets) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Columbus Blue Jackets should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Columbus Blue Jackets, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES DALLAS STARS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Dallas Stars® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Dallas Stars Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Dallas Stars, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Dallas Stars are a professional ice hockey team competing in the NHL, based in Dallas, Texas, and playing home games at American Airlines Center. Founded in 1967 as the Minnesota North Stars, the franchise relocated to Dallas in 1993 and won the Stanley Cup in 1999. The Dallas Stars finished the 2025–26 season with a 50-20-12 record (112 points), placing second in the Central Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the First Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLDAL and closed the 2025–26 season at approximately 8,622, or approximately 15% above the base value.

An investment in the Fund is not an investment in the Dallas Stars, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Dallas Stars hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Dallas Stars) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Dallas Stars should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Dallas Stars, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES DETROIT RED WINGS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Detroit Red Wings® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Detroit Red Wings Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Detroit Red Wings, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Detroit Red Wings are a professional ice hockey team competing in the NHL, based in Detroit, Michigan, and playing home games at Little Caesars Arena. Founded in 1926, the franchise has won 11 Stanley Cup championships, most recently in 2008. The Detroit Red Wings finished the 2025–26 season with a 41-31-10 record (92 points), placing sixth in the Atlantic Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLDET and closed the 2025–26 season at approximately 7,474, or approximately unchanged from the base value.

An investment in the Fund is not an investment in the Detroit Red Wings, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Detroit Red Wings hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Detroit Red Wings) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Detroit Red Wings should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Detroit Red Wings, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES EDMONTON OILERS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Edmonton Oilers® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Edmonton Oilers Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Edmonton Oilers, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Edmonton Oilers are a professional ice hockey team competing in the NHL, based in Edmonton, Alberta, Canada, and playing home games at Rogers Place. Founded in 1972 and a member of the NHL since 1979, the franchise has won five Stanley Cup championships, most recently in 1990. The Edmonton Oilers finished the 2025–26 season with a 41-30-11 record (93 points), placing second in the Pacific Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the First Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLEDM and closed the 2025–26 season at approximately 7,891, or approximately 5% above the base value.

An investment in the Fund is not an investment in the Edmonton Oilers, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Edmonton Oilers hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Edmonton Oilers) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Edmonton Oilers should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Edmonton Oilers, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES FLORIDA PANTHERS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Florida Panthers® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Florida Panthers Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Florida Panthers, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Florida Panthers are a professional ice hockey team competing in the NHL, based in Sunrise, Florida, and playing home games at Amerant Bank Arena. Founded in 1993, the franchise has won two Stanley Cup championships, in 2024 and 2025. The Florida Panthers finished the 2025–26 season with a 40-38-4 record (84 points), placing seventh in the Atlantic Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLFLA and closed the 2025–26 season at approximately 6,249, or approximately 17% below the base value.

An investment in the Fund is not an investment in the Florida Panthers, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Florida Panthers hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Florida Panthers) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Florida Panthers should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Florida Panthers, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES LOS ANGELES KINGS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Los Angeles Kings® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Los Angeles Kings Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Los Angeles Kings, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Los Angeles Kings are a professional ice hockey team competing in the NHL, based in Los Angeles, California, and playing home games at Crypto.com Arena. Founded in 1967, the franchise has won two Stanley Cup championships, in 2012 and 2014. The Los Angeles Kings finished the 2025–26 season with a 35-27-20 record (90 points), placing fourth in the Pacific Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the First Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLLAK and closed the 2025–26 season at approximately 6,719, or approximately 10% below the base value.

An investment in the Fund is not an investment in the Los Angeles Kings, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Los Angeles Kings hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Los Angeles Kings) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Los Angeles Kings should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Los Angeles Kings, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES MINNESOTA WILD® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Minnesota Wild® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Minnesota Wild Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Minnesota Wild, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Minnesota Wild are a professional ice hockey team competing in the NHL, based in Saint Paul, Minnesota, and playing home games at Grand Casino Arena. Founded in 2000. The Minnesota Wild finished the 2025–26 season with a 46-24-12 record (104 points), placing third in the Central Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the Second Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLMIN and closed the 2025–26 season at approximately 8,819, or approximately 18% above the base value.

An investment in the Fund is not an investment in the Minnesota Wild, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Minnesota Wild hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Minnesota Wild) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Minnesota Wild should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Minnesota Wild, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES MONTREAL CANADIENS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Montreal Canadiens® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Montreal Canadiens Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Montreal Canadiens, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Montreal Canadiens are a professional ice hockey team competing in the NHL, based in Montreal, Quebec, Canada, and playing home games at Bell Centre. Founded in 1909, the franchise has won 24 Stanley Cup championships, the most in NHL history, most recently in 1993. The Montreal Canadiens finished the 2025–26 season with a 48-24-10 record (106 points), placing third in the Atlantic Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the Conference Finals. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLMTL and closed the 2025–26 season at approximately 8,781, or approximately 17% above the base value.

An investment in the Fund is not an investment in the Montreal Canadiens, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Montreal Canadiens hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Montreal Canadiens) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Montreal Canadiens should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Montreal Canadiens, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES NASHVILLE PREDATORS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Nashville Predators® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Nashville Predators Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Nashville Predators, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Nashville Predators are a professional ice hockey team competing in the NHL, based in Nashville, Tennessee, and playing home games at Bridgestone Arena. Founded in 1998. The Nashville Predators finished the 2025–26 season with a 38-34-10 record (86 points), placing sixth in the Central Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLNSH and closed the 2025–26 season at approximately 6,849, or approximately 9% below the base value.

An investment in the Fund is not an investment in the Nashville Predators, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Nashville Predators hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Nashville Predators) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Nashville Predators should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Nashville Predators, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES NEW JERSEY DEVILS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares New Jersey Devils® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL New Jersey Devils Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the New Jersey Devils, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The New Jersey Devils are a professional ice hockey team competing in the NHL, based in Newark, New Jersey, and playing home games at Prudential Center. Founded in 1974 as the Kansas City Scouts, the franchise relocated to New Jersey in 1982 and has won three Stanley Cup championships, most recently in 2003. The New Jersey Devils finished the 2025–26 season with a 42-37-3 record (87 points), placing seventh in the Metropolitan Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLNJD and closed the 2025–26 season at approximately 6,730, or approximately 10% below the base value.

An investment in the Fund is not an investment in the New Jersey Devils, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the New Jersey Devils hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the New Jersey Devils) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the New Jersey Devils should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the New Jersey Devils, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [● jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES NEW YORK ISLANDERS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares New York Islanders® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL New York Islanders Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the New York Islanders, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The New York Islanders are a professional ice hockey team competing in the NHL, based in Elmont, New York, and playing home games at UBS Arena. Founded in 1972, the franchise won four consecutive Stanley Cup championships from 1980 to 1983. The New York Islanders finished the 2025–26 season with a 43-34-5 record (91 points), placing sixth in the Metropolitan Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLNYI and closed the 2025–26 season at approximately 7,735, or approximately 3% above the base value.

An investment in the Fund is not an investment in the New York Islanders, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the New York Islanders hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the New York Islanders) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the New York Islanders should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the New York Islanders, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES NEW YORK RANGERS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares New York Rangers® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL New York Rangers Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the New York Rangers, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The New York Rangers are a professional ice hockey team competing in the NHL, based in New York, New York, and playing home games at Madison Square Garden. Founded in 1926, the franchise has won four Stanley Cup championships, most recently in 1994. The New York Rangers finished the 2025–26 season with a 34-39-9 record (77 points), placing eighth in the Metropolitan Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLNYR and closed the 2025–26 season at approximately 6,526, or approximately 13% below the base value.

An investment in the Fund is not an investment in the New York Rangers, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the New York Rangers hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the New York Rangers) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the New York Rangers should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the New York Rangers, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES OTTAWA SENATORS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Ottawa Senators® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Ottawa Senators Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Ottawa Senators, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Ottawa Senators are a professional ice hockey team competing in the NHL, based in Ottawa, Ontario, Canada, and playing home games at Canadian Tire Centre. Founded in 1992. The Ottawa Senators finished the 2025–26 season with a 44-27-11 record (99 points), placing fifth in the Atlantic Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the First Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLOTT and closed the 2025–26 season at approximately 8,432, or approximately 12% above the base value.

An investment in the Fund is not an investment in the Ottawa Senators, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Ottawa Senators hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Ottawa Senators) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Ottawa Senators should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Ottawa Senators, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES PHILADELPHIA FLYERS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Philadelphia Flyers® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Philadelphia Flyers Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Philadelphia Flyers, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Philadelphia Flyers are a professional ice hockey team competing in the NHL, based in Philadelphia, Pennsylvania, and playing home games at Xfinity Mobile Arena. Founded in 1967, the franchise has won two Stanley Cup championships, in 1974 and 1975. The Philadelphia Flyers finished the 2025–26 season with a 43-27-12 record (98 points), placing third in the Metropolitan Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the Second Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLPHI and closed the 2025–26 season at approximately 7,220, or approximately 4% below the base value.

An investment in the Fund is not an investment in the Philadelphia Flyers, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Philadelphia Flyers hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Philadelphia Flyers) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Philadelphia Flyers should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Philadelphia Flyers, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES PITTSBURGH PENGUINS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Pittsburgh Penguins® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Pittsburgh Penguins Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Pittsburgh Penguins, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Pittsburgh Penguins are a professional ice hockey team competing in the NHL, based in Pittsburgh, Pennsylvania, and playing home games at PPG Paints Arena. Founded in 1967, the franchise has won five Stanley Cup championships, most recently in 2017. The Pittsburgh Penguins finished the 2025–26 season with a 41-25-16 record (98 points), placing second in the Metropolitan Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the First Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLPIT and closed the 2025–26 season at approximately 7,242, or approximately 3% below the base value.

An investment in the Fund is not an investment in the Pittsburgh Penguins, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Pittsburgh Penguins hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Pittsburgh Penguins) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Pittsburgh Penguins should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Pittsburgh Penguins, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES SAN JOSE SHARKS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares San Jose Sharks® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL San Jose Sharks Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the San Jose Sharks, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The San Jose Sharks are a professional ice hockey team competing in the NHL, based in San Jose, California, and playing home games at SAP Center. Founded in 1991. The San Jose Sharks finished the 2025–26 season with a 39-35-8 record (86 points), placing fifth in the Pacific Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLSJS and closed the 2025–26 season at approximately 6,185, or approximately 18% below the base value.

An investment in the Fund is not an investment in the San Jose Sharks, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the San Jose Sharks hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the San Jose Sharks) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the San Jose Sharks should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the San Jose Sharks, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES SEATTLE KRAKEN® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Seattle Kraken® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Seattle Kraken Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Seattle Kraken, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Seattle Kraken are a professional ice hockey team competing in the NHL, based in Seattle, Washington, and playing home games at Climate Pledge Arena. Founded in 2021. The Seattle Kraken finished the 2025–26 season with a 34-37-11 record (79 points), placing sixth in the Pacific Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLSEA and closed the 2025–26 season at approximately 6,481, or approximately 14% below the base value.

An investment in the Fund is not an investment in the Seattle Kraken, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Seattle Kraken hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Seattle Kraken) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Seattle Kraken should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Seattle Kraken, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES ST. LOUIS BLUES® ETF – FUND SUMMARY

Investment Objective

The LeagueShares St. Louis Blues® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL St. Louis Blues Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the St. Louis Blues, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The St. Louis Blues are a professional ice hockey team competing in the NHL, based in St. Louis, Missouri, and playing home games at Enterprise Center. Founded in 1967, the franchise won the Stanley Cup in 2019. The St. Louis Blues finished the 2025–26 season with a 37-33-12 record (86 points), placing fifth in the Central Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLSTL and closed the 2025–26 season at approximately 7,012, or approximately 7% below the base value.

An investment in the Fund is not an investment in the St. Louis Blues, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the St. Louis Blues hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the St. Louis Blues) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the St. Louis Blues should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the St. Louis Blues, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES TAMPA BAY LIGHTNING® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Tampa Bay Lightning® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Tampa Bay Lightning Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Tampa Bay Lightning, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Tampa Bay Lightning are a professional ice hockey team competing in the NHL, based in Tampa, Florida, and playing home games at Benchmark International Arena. Founded in 1992, the franchise has won three Stanley Cup championships, most recently in 2021. The Tampa Bay Lightning finished the 2025–26 season with a 50-26-6 record (106 points), placing second in the Atlantic Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the First Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLTBL and closed the 2025–26 season at approximately 8,235, or approximately 10% above the base value.

An investment in the Fund is not an investment in the Tampa Bay Lightning, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Tampa Bay Lightning hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Tampa Bay Lightning) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Tampa Bay Lightning should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Tampa Bay Lightning, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES TORONTO MAPLE LEAFS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Toronto Maple Leafs® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Toronto Maple Leafs Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Toronto Maple Leafs, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Toronto Maple Leafs are a professional ice hockey team competing in the NHL, based in Toronto, Ontario, Canada, and playing home games at Scotiabank Arena. Founded in 1917, the franchise has won 13 Stanley Cup championships, most recently in 1967. The Toronto Maple Leafs finished the 2025–26 season with a 32-36-14 record (78 points), placing eighth in the Atlantic Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLTOR and closed the 2025–26 season at approximately 6,314, or approximately 16% below the base value.

An investment in the Fund is not an investment in the Toronto Maple Leafs, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Toronto Maple Leafs hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Toronto Maple Leafs) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Toronto Maple Leafs should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Toronto Maple Leafs, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES UTAH MAMMOTH® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Utah Mammoth® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Utah Mammoth Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Utah Mammoth, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Utah Mammoth are a professional ice hockey team competing in the NHL, based in Salt Lake City, Utah, and playing home games at Delta Center. Established in 2024, the franchise began play in the 2024–25 season and adopted the Mammoth name in 2025. The Utah Mammoth finished the 2025–26 season with a 43-33-6 record (92 points), placing fourth in the Central Division and qualifying for the Stanley Cup Playoffs, where the team was eliminated in the First Round. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLUTA and closed the 2025–26 season at approximately 7,559, or approximately 1% above the base value.

An investment in the Fund is not an investment in the Utah Mammoth, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Utah Mammoth hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Utah Mammoth) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Utah Mammoth should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Utah Mammoth, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES VANCOUVER CANUCKS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Vancouver Canucks® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Vancouver Canucks Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Vancouver Canucks, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Vancouver Canucks are a professional ice hockey team competing in the NHL, based in Vancouver, British Columbia, Canada, and playing home games at Rogers Arena. Founded in 1970. The Vancouver Canucks finished the 2025–26 season with a 25-49-8 record (58 points), placing eighth in the Pacific Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLVAN and closed the 2025–26 season at approximately 3,714, or approximately 50% below the base value.

An investment in the Fund is not an investment in the Vancouver Canucks, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Vancouver Canucks hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Vancouver Canucks) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Vancouver Canucks should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Vancouver Canucks, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES VEGAS GOLDEN KNIGHTS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Vegas Golden Knights® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Vegas Golden Knights Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Vegas Golden Knights, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Vegas Golden Knights are a professional ice hockey team competing in the NHL, based in Las Vegas, Nevada, and playing home games at T-Mobile Arena. Founded in 2017, the franchise won the Stanley Cup in 2023. The Vegas Golden Knights finished the 2025–26 season with a 39-26-17 record (95 points), placing first in the Pacific Division and qualifying for the Stanley Cup Playoffs, where the team reached the Stanley Cup Final. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLVGK and closed the 2025–26 season at approximately 8,636, or approximately 15% above the base value.

An investment in the Fund is not an investment in the Vegas Golden Knights, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Vegas Golden Knights hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Vegas Golden Knights) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Vegas Golden Knights should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Vegas Golden Knights, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES WASHINGTON CAPITALS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Washington Capitals® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Washington Capitals Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Washington Capitals, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Washington Capitals are a professional ice hockey team competing in the NHL, based in Washington, D.C., and playing home games at Capital One Arena. Founded in 1974, the franchise won the Stanley Cup in 2018. The Washington Capitals finished the 2025–26 season with a 43-30-9 record (95 points), placing fourth in the Metropolitan Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLWSH and closed the 2025–26 season at approximately 8,146, or approximately 9% above the base value.

An investment in the Fund is not an investment in the Washington Capitals, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Washington Capitals hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Washington Capitals) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Washington Capitals should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Washington Capitals, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

LEAGUESHARES WINNIPEG JETS® ETF – FUND SUMMARY

Investment Objective

The LeagueShares Winnipeg Jets® ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[●]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.00%
Total Annual Fund Operating Expenses	[●]%

(1) Estimated for the Fund’s initial fiscal year.

(2) LeagueShares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of [ ]% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through [ ], 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing investors with exposure to the CME FSPI NHL Winnipeg Jets Index (the “Reference Index”), which is a measure of the on-ice competitive performance of the Winnipeg Jets, a professional hockey franchise and member club of the National Hockey League (the “NHL”) (such performance, “Team Performance”).

The Fund seeks to achieve its investment objective primarily by investing in: (i) futures contracts that provide exposure to the Reference Index or other indexes measuring Team Performance, and that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) as a designated contract market (a “DCM”) (such contracts, “Listed Futures Contracts”); (ii) swap agreements and other derivative instruments that provide exposure to the Reference Index or other indexes measuring Team Performance (“Swap Agreements,” and together with Listed Futures Contracts, “Team Performance Investments”); and (iii) cash, cash equivalents, or high-quality securities that serve as collateral for the Fund’s Team Performance Investments (“Collateral Investments”). Listed Futures Contracts are expected to be cash settled; neither the Fund nor any counterparty is expected to make or take delivery of any underlying asset.

The Fund is not limited to the instruments of any particular exchange, sponsor, or reference measure. The Fund may invest in Listed Futures Contracts of any expiration date traded on any DCM. As the market for instruments referencing sports performance develops, additional contracts may be listed by other exchanges, and additional sponsors may develop competing measures of Team Performance. The Fund may invest in any such instruments that the Adviser determines provide appropriate exposure to Team Performance, and the Fund’s investments may shift among instruments, exchanges, or reference measures over time. The Adviser may consider the following factors, among others, in selecting among available instruments: liquidity and depth of market; transaction, clearing, and financing costs; margin requirements; contract terms and settlement mechanics; position limits and position accountability levels; the creditworthiness and operational capabilities of the Fund’s futures commission merchants (“FCMs”), clearing organizations, and swap counterparties; and prevailing market conditions.

The Fund is actively managed and does not seek to track, replicate, or provide investment results that correspond to any index. The Fund’s exposure to Team Performance on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to Team Performance in excess of 100% of the Fund’s net assets; however, the Fund’s exposure to Team Performance may be less than 100% of the Fund’s net assets.

The Fund may not be able to obtain the desired level of exposure to Team Performance. The amount of exposure the Fund is able to obtain depends on the following factors, among others: the availability, listing status, and liquidity of Team Performance Investments; position limits or position accountability levels established by a DCM or the CFTC; regulatory limits on leverage risk; volatility in, or a disruption to, the market for Team Performance Investments; the willingness of counterparties to enter into Swap Agreements referencing Team Performance; and margin or other requirements imposed by the Fund’s FCMs, a DCM, the CFTC, or other regulators. Because instruments referencing sports performance are newly developed and have no trading history, these constraints may be more significant for the Fund than for a fund investing in an established futures market. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments and other investments that provide exposure to Team Performance or have economic characteristics that are substantially similar to such exposure. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value.

The Winnipeg Jets are a professional ice hockey team competing in the NHL, based in Winnipeg, Manitoba, Canada, and playing home games at Canada Life Centre. Founded in 1999 as the Atlanta Thrashers, the franchise relocated to Winnipeg in 2011. The Winnipeg Jets finished the 2025–26 season with a 35-35-12 record (82 points), placing seventh in the Central Division and missing the playoffs. The NHL season generally runs from October through April, with postseason play continuing through June. The team’s statistical performance data used by the Reference Index is produced and published by the NHL as official league statistics. The Reference Index is published under the symbol NHLWPG and closed the 2025–26 season at approximately 6,462, or approximately 14% below the base value.

An investment in the Fund is not an investment in the Winnipeg Jets, the NHL, or FutureSports, and does not convey any ownership, revenue participation, ticket, licensing, or other rights with respect to any of them. Shareholders have no recourse against the team, the league, or the Index Sponsor for actions that adversely affect the Reference Index or the Fund.

Unlike many other futures-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Team Performance Investments through the Subsidiary, which is defined and described below.

Instruments Currently Expected to Be Available

As of the date of this Prospectus, [Chicago Mercantile Exchange Inc. (the “CME”)] lists cash-settled futures contracts referencing the Reference Index. Those contracts are listed in [monthly (micro and institutional sizes), weekly (micro size only, NHL), and annual serial aligned to season end,] and settle in cash by reference to the level of the Reference Index.

The Reference Index is part of a family of rules-based reference benchmarks known as the CME FutureSports Performance Indexes (FSPI) and administered by FutureSports (the “Index Sponsor”) that measure cumulative NHL team performance over the course of each season by systematically aggregating officially reported league statistics—such as goals, shots, saves, hits, and takeaways—and applying predetermined multipliers to translate those statistics into a numerical index value. Each team’s index starts at a base level of 7,500 at the beginning of a season and moves up or down as positive constituents (e.g., goals scored, shutouts) add points and negative constituents (e.g., goals allowed, penalties) subtract points, updating in real time while games are being played, throughout the NHL regular season and postseason. The methodology is designed to be independent of binary win/loss outcomes, instead capturing the breadth of on-ice statistical performance, and it aligns with the IOSCO Principles for Financial Benchmarks. The methodology does not impose a lower bound, and an index may take negative values during a season. The indexes rely exclusively on official NHL data, are not investable assets themselves, and may be referenced by separate financial instruments or contracts.

The Fund does not track, license, or seek to replicate the Reference Index. The Reference Index is relevant to the Fund only because it is expected to determine the settlement value of certain of the instruments in which the Fund invests. Neither the Fund nor the Adviser is affiliated with, or licensed or sponsored by, the Index Sponsor, any exchange, the NHL, or the Winnipeg Jets hockey club.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM and that are cleared and margined through a derivatives clearing organization (a “DCO”). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference measure at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The Fund intends to typically enter into Listed Futures Contracts as the “buyer.” Obligations under a futures contract may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical contract before the settlement date. The difference between the price at which a contract is purchased or sold and the price paid or received for the offsetting transaction, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Swap Agreements

The Fund may obtain exposure to Team Performance through Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark. The Fund’s Swap Agreements may reference Team Performance, a measure of Team Performance such as the Reference Index, or Listed Futures Contracts. Swap agreements may be negotiated bilaterally and traded over-the-counter or, for certain standardized swaps, executed on a swap execution facility and cleared through a DCO. Generally, any such Swap Agreement is expected to be subject to daily collateral and exposure adjustments. The Fund’s use of Swap Agreements is subject to the qualifying-income considerations described under “Dividends, Distributions, and Taxes.”

Roll Strategy and the Seasonal Reset

The Fund intends to exit its Listed Futures Contracts as they near expiration and replace them with contracts having a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule.

The Reference Index resets to its standardized base value of 7,500 prior to the start of each NHL season. As a result, contracts that settle after the reset reference a different index cycle than contracts that settle before the reset, and the relationship between the prices of such contracts reflects, among other things, expectations for the team’s performance in the upcoming season rather than a continuation of the prior season’s index level. [When the Fund rolls from a contract referencing one season into a contract referencing the following season, the Fund’s net asset value will not experience a discontinuity solely by reason of the reset; however, the Fund’s returns across seasons will reflect the pricing relationship between the expiring and newly purchased contracts rather than season-over-season changes in the level of the Reference Index, which is reinitialized to its base value at the start of each season and therefore does not itself provide season-over-season continuity.] [During the NHL off-season, the Reference Index continues to be published and is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. During the offseason, Team Performance Investments may exhibit limited price movement and reduced trading activity; the Fund will continue to hold Collateral Investments and, to the extent listed and available, Team Performance Investments referencing the following season, during such periods.]

At times, futures contracts with a longer term to expiration may be priced higher than contracts with a shorter term to expiration, a relationship called “contango.” When rolling contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, contracts with a longer term to expiration may be priced lower than contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The term structure of a futures market referencing a seasonally resetting performance measure has no operating history, and the prevalence of contango or backwardation cannot be predicted.

The Subsidiary

The Fund expects to invest in Team Performance Investments primarily indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Team Performance Investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain futures contracts and other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in Team Performance Investments to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Position Limits and Exposure Management

The Adviser may determine to modify the extent of the Fund’s exposure to Team Performance in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits or position accountability levels applicable to Team Performance Investments established by a DCM or the CFTC. These limits may hinder the Fund’s ability to enter into the desired amount of Team Performance Investments at times. Because instruments referencing sports performance are newly developed with no trading history, the Fund may represent a significant portion of the open interest in such instruments, particularly during the Fund’s early operations, and applicable position limits or accountability levels may constrain the Fund’s ability to achieve its target exposure at asset levels materially lower than would be the case for an established futures market. Any determination to modify the Fund’s exposure may cause the Fund to liquidate holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.

Collateral Investments and Other Investments

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s Team Performance Investments.

In order to help the Fund maintain its desired level of exposure to Team Performance, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may also invest in reverse repurchase agreement transactions and, to the extent they are developed, exchange-traded products providing exposure to Team Performance (together, “Other Investments”).

The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to Team Performance through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-Team Performance related investments, such as Collateral Investments. Such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to Team Performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

●	Athlete and Team Performance Risk. The Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

●	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

●	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

●	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

●	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

●	Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund, which could increase compliance costs and may affect the operations and financial performance of the Fund.

●	Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Winnipeg Jets) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

●	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, the exchange on which Listed Futures Contracts trade, the Index Sponsor, or the NHL’s official statistics systems have the ability to disrupt and negatively affect the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

●	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

○	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of a futures contract and the level of the underlying reference index; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of prices and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

○	Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. The presence of contango in Listed Futures Contracts at the time of rolling would be expected to adversely affect the Fund, and the presence of backwardation would be expected to positively affect the Fund. Because Listed Futures Contracts have no trading history, the prevalence, persistence, and magnitude of contango or backwardation in this market — including around the annual Index reset — cannot be predicted and may differ materially from established futures markets.

○	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

○	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

○	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. Trading in Listed Futures Contracts may be halted or subject to price limits or other volatility controls established by the listing exchange, and such halts or limits may occur during or following live game play, when the level of the Reference Index may be changing rapidly.

●	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The novelty of the Fund’s reference asset may limit the number of APs and market makers willing to support the Fund.

○	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. Because the Reference Index updates in real time during live game play, including outside the hours during which the Fund’s Shares trade on the Exchange, the market price of Shares at the open of trading may reflect Index movements that occurred while the Exchange was closed, and premiums or discounts may be more pronounced around game days. This risk is heightened in times of market volatility and periods when there is limited trading activity for Shares in the secondary market.

○	Trading Risk. Although Shares are listed for trading on [●] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

●	Exposure Level Risk. The Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of the Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, the Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

●	Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the Winnipeg Jets should not expect the Fund to provide an effective hedge. The Fund is not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to the Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using the Fund may fail, and an investor may lose money on an investment in the Fund while simultaneously experiencing losses in the exposure it sought to hedge.

●	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

●	Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of the Fund and its shareholders. The Fund has not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

●	Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

●	Investment Capacity Risk. If the Fund’s ability to obtain exposure to Listed Futures Contracts consistent with its investment objective is disrupted for any reason, including limited liquidity in the Listed Futures Contracts market, a disruption to that market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchange, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. Because the market for Listed Futures Contracts is new, the Fund’s capacity may be constrained at low asset levels, and the Fund may represent a significant portion of open interest in the contracts.

●	League and Franchise Risk. The Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Index is expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the Winnipeg Jets, or any of their affiliates has any obligation to consider the interests of the Fund or its shareholders in taking or refraining from any action.

●	League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

●	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Listed Futures Contracts will be newly listed instruments with no trading history; there can be no assurance that an active market will develop or be sustained, that market makers will commit capital to the contracts, or that bid-ask spreads will be economic, and the Fund may be unable to establish, adjust, roll, or exit positions at favorable prices or at all.

●	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements.

●	Market Risk. The trading prices of futures contracts, securities, and other instruments fluctuate in response to a variety of factors, including events impacting an entire market or specific market segments and events that impact specific reference assets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, and an investor could lose money over short or long periods of time. Local, regional, or global events such as wars, acts of terrorism, public health emergencies, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments, including by causing the postponement or cancellation of sporting events.

●	Market Integrity and Manipulation Risk. The Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

●	New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees (the “Board”) may determine to liquidate the Fund.

●	On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reference Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

●	New and Untested Instruments Risk. The instruments in which the Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to the Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. The Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

●	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, the Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Fund does not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and its performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect the Fund’s entire futures exposure and are not diversified away.

●	Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

●	Reference Index and Index Sponsor Risk. The value of the instruments in which the Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play. The Index Sponsor's published methodology states that material methodology changes are implemented in accordance with formal methodology-change procedures set out in the Index Sponsor's supporting governance documents; neither the Fund nor the Adviser has reviewed or verified those procedures. Any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case the Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor the Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

●	Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Fund to unwind positions at disadvantageous prices, prevent the Fund from pursuing its investment objective, or require the Fund to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

●	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.\

●	Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of the Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time the Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is not expected to update, and the Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

●	Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because the Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

●	Tax Risk. The Fund may gain most of its exposure to Team Performance Investments through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including Listed Futures Contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Team Performance Investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

●	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

●	Volatility Risk. The value of the Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. The methodology does not impose a lower bound, and an index may take negative values during a season. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

●	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. When performance information is available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.leagueshares.com or by calling the Fund toll-free at [●].

Management

Investment Adviser: LeagueShares Advisors, LLC

Portfolio Managers: [●] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in [●] 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash and/or a portfolio of securities and/or other instruments. Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [www.leagueshares.com].

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

Each Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval upon written notice to shareholders.

Additional Information About the Funds’ Investment Strategies

The Reference Indexes

The Funds do not track, license, or seek to replicate any index. The following description is provided because the Reference Indexes are currently expected to determine the cash settlement value of the respective Listed Futures Contracts in which the Funds invest, and because their mechanics materially affect the instruments the Funds hold.

Each Reference Index begins the applicable season at a standardized base value of 7,500 and moves up or down based on officially reported statistics from every game, reflecting statistical performance as games are played, with an official closing level published on a next-day basis, throughout the regular season and postseason. Each index is reset to the 7,500 base value on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final, so index levels are not continuous from one season to the next. The methodology does not impose a lower bound, and an index may take negative values during a season. The Index Sponsor publishes an official Index Close for each calculation day at 9:00 a.m. Central Time on the following calculation day, based on final verified league statistics, and that level is used for settlement and reference purposes.

Each FutureSports Performance Index is built from fifty-three data points that fall into two groups: game-level statistics and milestones. Game-level statistics track what happens on the ice during each game – offensive actions like goals, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways, as well as negative actions like goals allowed, opponent shots on goal, faceoff losses, giveaways, and penalties. Each of these statistics is assigned a point value based on how rare or impactful it is. Some point values are designed to offset one another (e.g., an empty net goal reduces the points earned for the underlying goal, reflecting that it is a lower-difficulty score).

Milestones are bonus or penalty points awarded when a team hits certain performance thresholds. Some milestones are applied at the end of each game – for example, scoring six or more goals, recording a shutout, or earning a game-clinching goal – while others are determined at the end of each calendar month (e.g., most goals league-wide, or most giveaways, which carries a penalty) or at the end of the regular season (e.g., finishing first or last in conference). Monthly milestones apply only in calendar months in which at least 100 regular-season games have been completed league-wide. The Stanley Cup winner also receives a milestone bonus. During the postseason, all game-level statistics and end-of-game milestones carry a higher point value to reflect the increased significance of playoff games, while monthly and seasonal milestones are counted at their regular season value only. All of the underlying data comes exclusively from official National Hockey League statistics.

Other sponsors may develop alternative measures of the competitive performance of NHL teams, and exchanges may list contracts referencing those measures. If the Adviser determines that instruments referencing an alternative measure provide appropriate exposure to Team Performance, a Fund may invest in them, and the Fund’s respective Reference Index may cease to be relevant to the Fund.

Each Reference Index’s current and historical index levels are expected to be available at www.futuresports.com. For the 2025-26 NHL season, published NHL team Reference Index values ranged from a season close of approximately 3,714 (Vancouver Canucks), or approximately 50% below the base value, to approximately 11,925 (Carolina Hurricanes), or approximately 59% above the base value, against the standardized base value of 7,500.

Listed Futures Contracts

Futures contracts are agreements between two parties that are executed on a DCM (i.e., a futures exchange) and that are cleared and margined through a derivatives clearing organization (“DCO”, i.e., a clearing house). In a cash-settled futures contract, one party agrees to pay, and the other to receive, at settlement, cash in an amount determined by reference to the value of the underlying reference asset — here, the level of the Reference Index — at a specified time, and no physical delivery of any asset occurs. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by settlement in cash at expiration or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated settlement date. The difference between the price at which the futures contract is purchased or sold and the price paid or received for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.

Because the Reference Index updates in real time during live game play, Listed Futures Contracts may experience their largest price movements during and immediately following NHL games, which may occur outside the hours during which a Fund’s Shares trade on the Exchange.

Roll Strategy; Season Boundary

The Adviser will determine a Fund’s positioning along the curve of available Listed Futures Contracts based on its assessment of liquidity, roll cost or yield, position limits, margin efficiency, and the treatment of the Reference Index reset in contract settlement terms.

Other Investments

Reverse Repurchase Agreements. A Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. As a result of a Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Funds intend to qualify for treatment as a RIC under the Code, the size of a Fund’s investment in its respective Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, a Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total (or gross) assets. When a Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When a Fund enters into a reverse repurchase agreement, it will either (i) act consistently with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including, as applicable, the value-at-risk based limit on leverage risk.

Swap Agreements. The Funds may obtain exposure to Team Performance, including by reference to the Reference Index or Listed Futures Contracts, through swap agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange payments based on the change in value of a reference asset or benchmark. Any such swap agreement is expected to be subject to collateral arrangements and applicable margin regulation.

OTC Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Funds may engage in options and OTC options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.

Swaptions. The Funds may engage in swaption transaction during periods of extreme volatility to preserve capital. A swaption is an OTC option that gives the purchaser of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap, or to extend, terminate or otherwise modify the terms of an existing swap. The writer (seller) of a swaption receives premium payments from the purchaser and, in exchange, becomes obligated to enter into or modify an underlying swap upon the exercise of the option by the purchaser. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

Potential Uses of the Funds

A Fund may be used to seek investment returns or to hedge existing exposure to its respective Team Performance.

Businesses may have revenues, costs, or asset values that vary with the competitive performance of a professional sports franchise. These may include, among others, hospitality, food service, and retail businesses located near a team’s venue; merchandise and apparel retailers; ticket resellers and hospitality providers; sponsors and licensees; regional media and advertising businesses; and suppliers and service providers to the franchise or its venue. Businesses seeking to hedge such exposure have historically had limited means to do so. Direct participation in futures markets requires a futures account with an FCM, margin capacity, and the operational and compliance infrastructure to manage a derivatives position, which may not be practical for smaller enterprises. Bespoke over-the-counter hedging arrangements are generally available only to counterparties of significant size.

Because Shares of each Fund trade on a securities exchange and may be purchased and sold in an ordinary brokerage account, a Fund may offer such businesses a more accessible means of obtaining or offsetting exposure to Team Performance than establishing a futures account or negotiating a bilateral derivative.

Any hedge implemented using a Fund is likely to be imperfect. The relationship between a particular business’s exposure and Team Performance, and between Team Performance and the value of Shares, may be weak, may vary over time, and may break down entirely. The Funds are not designed or managed to hedge any particular investor’s exposure, and a Fund’s returns will reflect the Fund’s fees and expenses, its roll strategy, the pricing of the instruments it holds, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. See “Hedging Risk.” Prospective investors considering the Funds for hedging purposes should consult their own advisors.

Additional Information About the Funds’ Risks

An investment in a Fund entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives. The following provides additional information about the Funds’ principal risks. It is important that investors closely review and understand these risks before making an investment in a Fund. Just as in each Fund’s summary section, the principal risks below are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears.

Active Management Risk. Each Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The applicable Funds invest in complex instruments (each described below), including futures contracts. Such instruments may create enhanced risks for the applicable Funds, and the Adviser’s ability to control each Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the applicable Fund’s investment objective given actual market conditions.

Athlete and Team Performance Risk. The Reference Index measures the on-ice performance of a single professional hockey team. The level of the Reference Index, and therefore the value of Listed Futures Contracts, may be adversely affected by factors affecting the team’s competitive performance, including injuries or illness affecting key players; trades, free-agency departures, and other roster changes; coaching and management changes; player suspensions; retirements; and declines in individual or team performance for any reason or no discernible reason. Team performance is inherently uncertain and may be highly volatile over both short and long periods. The team’s failure to qualify for postseason play may reduce or eliminate Index activity during periods in which other teams’ indexes continue to update, and expectations regarding postseason qualification may significantly affect the pricing of Listed Futures Contracts.

Cash Transaction Risk. Each Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. A Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause a Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to such Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through a Fund. Most investors will buy and sell shares of a Fund on an exchange through a broker-dealer. Furthermore, a Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine such Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, a Fund’s performance could be negatively impacted.

Clearing Broker Risk. The failure or bankruptcy of a Fund’s and its respective Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as a Fund and its respective Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. A Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness.

Money market funds are subject to management fees and other expenses, and a Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market funds may not have the value of their investments remain at $1.00 per share; it is possible to lose money by investing in a money market fund.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the issuer of a corporate debt security is unable to pay interest or repay principal when it is due and the holder of the corporate debt security could lose money. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause a Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities..

Commodity-Linked Derivatives Tax Risk. As a RIC, a Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Code. The income of a Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of such Fund’s qualification as a RIC, in which case the applicable Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent a Fund invests directly in commodity-linked derivatives, such Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the applicable Fund to qualify as a RIC under Subchapter M of the Code. However, a Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which a Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which such Fund must continue to satisfy to maintain its status as a RIC. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, such Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to the applicable Fund shareholders. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so such Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the applicable Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Commodity Pool Regulatory Risk. A Fund’s investment exposure to futures contracts will cause it to be deemed to be a commodity pool, thereby subjecting such Fund to regulation under the CEA and CFTC rules. The Adviser is registered as a CPO, and each Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and a Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of such Fund. However, a Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect a Fund’s ability to achieve its respective investment objective. The CFTC has not passed on the adequacy of this Prospectus.

Concentrated Single-Team Exposure Risk. Each Fund’s respective investment strategy results in concentrated exposure to a single professional sports team’s statistical performance as measured by the respective Reference Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, a Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, a Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in a Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because a Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. A Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. A Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives entered into by such Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of a Fund is insufficient or there are delays in a Fund’s ability to access such collateral, the value of an investment in such Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of a Fund. A Fund also seeks to mitigate risks by generally requiring that the counterparties agree to post collateral for the benefit of such Fund, marked to market daily, in an amount approximately equal to what the counterparty owes such Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient or there are delays in accessing the collateral, a Fund will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as a Fund) and their service providers may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause a Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of a Fund, the Adviser, or the Fund’s other service providers, market makers, APs, a Fund’s primary listing exchange, or the issuers of securities in which a Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Shares, and other data integral to the functioning of a Fund inaccessible or inaccurate or incomplete. A Fund also may incur substantial costs for cybersecurity risk management to prevent cyber incidents in the future. A Fund and its respective shareholders could be negatively impacted as a result.

Derivatives Risk. A Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by a Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause a Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of a Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in such Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact such Fund’s after-tax returns. To the extent a Fund invests in such derivative instruments, the value of such Fund’s portfolio is likely to experience greater volatility over short-term periods.

●	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect a Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of underlying asset; (b) possible lack of a liquid market for a futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and such Fund may have to sell securities at a time when it maybe disadvantageous to do so.

Investment in exchange-traded futures contracts may expose a Fund to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, a Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of a futures contract and the movement in the underlying asset. In the event of adverse price movements, a Fund may be required to post additional “variation margin” to satisfy the necessary collateral requirements of the FCM. A Subsidiary intends to invest in futures contracts, which requires that the Subsidiary and/or its parent Fund maintain liquid assets sufficient to satisfy any margin or similar trading account maintenance requirements.

●	Cost of Futures Investment Risk. When a futures contract is nearing expiration, a Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This is commonly referred to as “rolling.” The price of futures contracts further from expiration may be higher (a condition known as “contango”) or lower (a condition known as “backwardation”), which can affect a Fund’s performance. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses. In addition, the costs associated with rolling futures contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of a Fund. Because of the frequency with which a Fund expects to roll futures contracts, the effects of such contango or backwardation may be greater than would be the case if such Fund experienced lower portfolio turnover.

●	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When a Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which a Fund may invest is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of a Fund under such options and thus decrease the Fund’s NAV.

Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by a Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options may also be used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.

Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by a Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

Purchasing put options may result in a Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that a Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

●	Over-the-Counter Market Risk. Certain derivatives in which the Funds may invest may be traded (and privately negotiated) in OTC markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Funds in OTC transactions may include an undisclosed dealer markup. A Fund is also exposed to default by the OTC option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

●	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, a Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. A Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the applicable Fund entered into the underlying swap.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

ETF Risks. Each Fund is an ETF and, as a result of its structure, is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. A Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors also will incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

●	Trading Risk. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Exposure Level Risk. Each Fund does not seek to provide, and does not represent that it will provide, exposure to Team Performance equal to 100% of its net assets. The level of a Fund’s exposure on any day is determined by the Adviser in its sole discretion and may be materially less than 100% of net assets, including for extended periods, whether because instruments providing the desired exposure are unavailable or illiquid, because position limits or accountability levels constrain the Fund, because margin or regulatory requirements limit the Fund, or because the Adviser determines that a lower level of exposure is appropriate. As a result, a Fund may substantially underparticipate in favorable movements in Team Performance, and an investor should not assume that Fund returns will approximate the change in any measure of Team Performance over any period.

Hedging Risk. Investors that purchase Shares to hedge exposure to the competitive performance of the applicable NHL member club should not expect a Fund to provide an effective hedge. The Funds are not designed or managed to hedge any particular investor’s exposure. The correlation between a given business’s revenues, costs, or asset values and Team Performance may be low, may be negative, may vary over time, and may break down entirely, and the correlation between Team Performance and the value of Shares is subject to a Fund’s fees and expenses, roll costs, the level of exposure the Adviser determines to maintain, and the annual reset of the Reference Index. A hedge implemented using a Fund may fail, and an investor may lose money on an investment in a Fund while simultaneously experiencing losses in the exposure it sought to hedge.

High Portfolio Turnover Risk. A Fund, through its respective Subsidiary, may frequently buy and sell futures contracts and other assets as part of such Fund’s strategy to obtain exposure to Team Performance. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund’s performance to be less than you expect.

Index Sponsor Conflicts of Interest Risk. Based on information provided by the Index Sponsor, investors in the Index Sponsor include [an affiliate of the exchange expected to list Listed Futures Contracts], investment vehicles affiliated with owners of professional sports franchises — including franchises that are or may become reference assets of the Reference Index or of other indexes maintained by the Index Sponsor — and financial firms that may transact in Listed Futures Contracts or distribute competing products referencing the same indexes. These relationships may create conflicts of interest, including incentives affecting the listing, promotion, methodology, or governance of the indexes and related futures contracts, that could adversely affect the interests of a Fund and its shareholders. The Funds have not independently verified the ownership of the Index Sponsor, and its composition may change. The NHL and its member clubs do not sponsor, endorse, or participate in the determination of the indexes maintained by the Index Sponsor, and the Index Sponsor’s commercial relationships with leagues or teams, if any, may change.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of a Reference Index and, consequently, the prices of Listed Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of a Reference Index. Such persons could trade Listed Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and a Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Listed Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Investment Capacity Risk. If a Fund’s ability to obtain exposure to Listed Futures Contracts is disrupted for any reason, including limited liquidity in the market for Listed Futures Contracts, a disruption to that market, or as a result of margin requirements or position limits imposed by a Fund’s futures commission merchants (“FCMs”), the DCM, or the CFTC on a Fund or the Adviser, a Fund would not be able to achieve its investment objective and may experience significant losses.

League and Franchise Risk. Each Reference Index references the performance of a member club of the NHL, and the value of Listed Futures Contracts is subject to events affecting the NHL and the franchise, including labor disputes, strikes, or lockouts that shorten, interrupt, or cancel all or part of a season; changes to season structure, scheduling, or playoff format; changes to playing rules or competitive-balance rules that alter the statistical distributions on which the applicable Reference Index is based; franchise relocation, sale, rebranding, or contraction; and league decisions regarding the collection, publication, licensing, or correction of official statistics. During any period in which no NHL games are played — including the scheduled off-season — the Reference Indexes are expected to remain at its final season value without reflecting team performance, which may reduce trading activity in, and affect the pricing of, Listed Futures Contracts. None of the NHL, the NHL member clubs referenced by the Reference Indexes, or any of their affiliates has any obligation to consider the interests of a Fund or its shareholders in taking or refraining from any action.

League Discontinuation, Lockout, or Strike Risk. A Fund’s ability to invest in Listed Futures Contracts depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004-2005. During any such period, no games would be played, the respective Reference Index would not generate data, and trading in Listed Futures Contracts could be suspended or severely impaired. Each Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during a Fund’s investment period, or that a Fund will be able to recover any losses incurred as a result of such events.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent a Fund invests in illiquid investments or investments that become less liquid, such investments may have a negative effect on the returns of such Fund because the Fund may be unable to sell the illiquid investments at an advantageous time or price. To the extent that a Fund’s principal investment strategies involve investing in investments with substantial market and/or credit risk, such Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if such Fund is forced to sell these investments to meet redemption requests or for other cash needs, the applicable Fund may suffer a loss. There can be no assurance that an investment that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Loss Limitation Risk. While the Funds may implement protective measures intended to limit losses or prevent a Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. In addition, when loss limiting measures are taken, a Fund may not fully participate in favorable market movements.

Market Risk. Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Fund’s Shares. The Funds are subject to the risk that the prices of, and the income generated by, securities held by the Funds may decline significantly and/or rapidly in response to adverse conditions or other developments, such as interest rate fluctuations, and events directly involving specific issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by the Funds to go up or down, sometimes rapidly or unpredictably. There also is a risk that policy and legislative changes by the U.S. Government and/or Federal Reserve, or certain foreign governments and central banks, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Funds. These events may lead to periods of volatility and increased redemptions, which could cause the Funds to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.

Local, regional, or global events, such as war, acts of terrorism, natural disasters, public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Russia’s invasion of Ukraine, the Israel-Hamas conflict, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, and severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, strained healthcare systems, disruptions to supply chains, large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events, and widespread uncertainty regarding the long-term effects of such events. These or similar events could be prolonged and could adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance. Furthermore, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a Fund’s investments may be negatively affected.

Market Integrity and Manipulation Risk. The Reference Index is derived from the outcomes of athletic competition, and the value of Listed Futures Contracts could be affected by improper conduct affecting those outcomes or their reporting, including match-fixing, point-shaving, misuse of material non-public information regarding player availability or health, or manipulation of reported statistics, notwithstanding league integrity programs, applicable law, and exchange and CFTC surveillance. Because the underlying reference is observable public competition involving a small number of identifiable participants, and because the market for Listed Futures Contracts may initially have relatively few participants, the contracts may be more susceptible to attempted manipulation or to trading on asymmetric information than futures markets with broad, anonymous underlying cash markets. Any actual or perceived integrity event affecting the NHL or the team could cause significant and abrupt changes in the level of the Reference Index or the price of Listed Futures Contracts.

New Fund Risk. Each Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. Moreover, investors will not be able to evaluate a Fund against one or more comparable funds on the basis of relative performance until such Fund has established a track record.

New and Untested Instruments Risk. The instruments in which a Fund invests are a novel category. As of the date of this Prospectus, no such contracts have been listed, no final contract specifications have been published, and no trading history exists. The contracts may not be listed on the anticipated timeline or at all; if listed, they may fail to attract trading volume and may be delisted. Initial and variation margin levels, position limits, price limits, and settlement mechanics are unknown and may be set or changed by the listing exchange in ways that are unfavorable to a Fund. Price discovery in a new market with a small number of participants may be inefficient, and quoted prices may deviate materially from the level of the Reference Index. A Fund’s creation and redemption mechanics, basket construction, and capacity must operate against a market with no operating history, which may result in wider spreads and larger premiums or discounts for Shares than for ETFs referencing established markets.

Non-Diversification Risk. Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. Moreover, a Fund’s entire investment exposure, other than Collateral Investments, is to futures contracts referencing a single index measuring the performance of a single professional sports team. The Funds do not provide exposure to the NHL generally, to hockey generally, or to sports assets generally, and their performance should be expected to diverge — potentially materially and for extended periods — from broader markets and from other sports-related investments. Adverse developments affecting the team or the Reference Index will affect a Fund’s entire futures exposure and are not diversified away.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to a Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending a Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit a Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, a Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

On-Ice Performance and Competitive Results Risk. A Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The prices of Listed Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 82 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the respective Reference Index. If the applicable team fails to make the playoffs, a Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because each Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Reference Index and Index Sponsor Risk. The value of the instruments in which a Fund invests is currently expected to depend on the level of the Reference Index, which is sponsored, calculated, and maintained by the Index Sponsor, a recently formed private company. The Index relies on officially reported NHL statistics as its sole data source; errors, delays, or interruptions in the reporting of such statistics, or retroactive statistical corrections or adjustments by the NHL, may cause errors or discontinuities in the Reference Index level and, consequently, in the pricing or settlement of Listed Futures Contracts. The Index Sponsor may change the Reference Index methodology, including the base value, the statistical inputs, or the treatment of postseason play, subject to formal methodology-change procedures set out in the Index Sponsor's supporting governance documents, which neither the Funds nor the Adviser has reviewed, and any such change could adversely affect the value of Listed Futures Contracts and the Fund. The Index Sponsor may discontinue the Reference Index, and the exchange listing Listed Futures Contracts may delist or decline to relist the contracts, in which case a Fund may be unable to pursue its investment objective and the Board may determine to liquidate the Fund. Neither the Adviser nor any Fund has any ability to influence the Index Sponsor or the composition or calculation of the Reference Index.

Regulatory Risk — Sports-Related Futures. Futures contracts referencing sports performance indexes are a new product category, and their regulatory treatment is evolving. CFTC Regulation 40.11 prohibits event contracts that reference gaming or activity that is unlawful under state or federal law, or activity that the Commission determines is similar and contrary to the public interest. Although the Adviser believes an index future on aggregate team performance over a season is distinguishable from a wager on the outcome of a game, there can be no assurance that the CFTC, a court, or a state regulator will agree, that the listing exchange’s certification of the contracts will not be challenged, reviewed, or stayed, or that future legislation, regulation, or enforcement developments — including developments in federal or state gaming and sports-wagering law — will not restrict, suspend, or prohibit the listing or trading of Listed Futures Contracts. Any such development could require the Funds to unwind positions at disadvantageous prices, prevent the Funds from pursuing their investment objectives, or require the Funds to liquidate.

The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things; (i) impair a Fund’s ability to establish, maintain, or close positions; (ii) require a Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which a Fund relies; or (iv) render a Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Listed Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by a Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide a Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that a Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which a Fund is obligated to repurchase the security.

Seasonal Index Reset Risk. The Index does not measure cumulative multi-season performance: it resets to a standardized base value of 7,500 prior to the start of each NHL season. As a result, the level of the Reference Index in any season reflects only that season’s performance, and a long-term holder of a Fund should not expect Fund returns to reflect season-over-season appreciation in the Reference Index level from a fixed starting point. Returns across season boundaries will instead be determined by the pricing relationship between futures contracts referencing successive seasons at the time a Fund rolls its positions, which will reflect, among other things, market expectations for the team’s future performance. This return profile has no analogue among existing exchange-traded products, may be difficult to evaluate, and may produce results that differ significantly from an investor’s intuition about the team’s performance. In addition, during the off-season the Reference Index is expected to remain at its final season value until it is reinitialized to its base value prior to the following season, and a Fund will continue to bear fees and expenses during periods in which the Reference Index is static.

Although the underlying index will be static during this period, the prices of Listed Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that a Fund’s offseason futures holdings will appreciate in value, and a Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Listed Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Subsidiary Investment Risk. By investing in a Subsidiary, the respective Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The derivatives and other investments held by a Subsidiary are generally similar to those that are permitted to be held by the respective Fund and are subject to the same risks that apply to similar investments if held directly by such Fund. A Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its respective Subsidiary to continue to operate as it does currently and could adversely affect such Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, the applicable Fund shareholders would likely suffer decreased investment returns.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Listed Futures Contracts may have limited or no trading activity. Because each Reference Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Listed Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Listed Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Tax Risk. A Fund may gain most of its exposure to Team Performance Investments through its investment in its respective Subsidiary, which invests directly in commodity-linked derivative instruments, including commodities futures and reverse repurchase agreements. In order for a Fund to qualify as a RIC under Subchapter M of the Code, such Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. A Fund’s investment in its respective Subsidiary is expected to provide such Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of a Fund attributable to its investment in its respective Subsidiary is “qualifying income” to such Fund to the extent that such income is derived with respect to the applicable Fund’s business of investing in stock, securities or currencies. A Fund expects its “Subpart F” income attributable to its investment in its respective Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in its respective Subsidiary to be treated as “qualifying income.” A Fund generally will be required to include in its own taxable income the “Subpart F” income of its respective Subsidiary for a tax year, regardless of whether such Fund receives a distribution of its respective Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor a Fund’s investments in its respective Subsidiary to ensure that no more than 25% of such Fund’s assets are invested in its respective Subsidiary to comply with the applicable Fund’s asset diversification test as described in more detail in the SAI.

To the extent a Fund invests in commodities and certain commodity-linked derivative instruments directly such Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of their gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for such Fund to qualify as a RIC under Subchapter M of the Code. However, a Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which a Fund directly or indirectly invests in commodities or commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which such Fund must continue to satisfy to maintain its status as a RIC.

If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, such Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close a Fund or materially change such Fund’s investment objective and strategies. In the event that a Fund fails to qualify as a RIC, such Fund will promptly notify shareholders of the implications of that failure.

In addition, the tax treatment of futures contracts referencing sports performance indexes is uncertain in certain respects, and the IRS could take positions — including as to the character or source of income from such contracts — that differ from the treatment expected by the Fund, which could adversely affect the Fund’s ability to qualify as a RIC or the taxation of shareholders.

Valuation Risk. A Fund or its respective Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. The fair value of a Fund’s futures contracts may be determined by reference, in whole or in part, to the cash market in relevant commodities. These circumstances may be more likely to occur with respect to commodities futures contracts than with respect to futures on more traditional assets.

In addition, there is no assurance that a Fund or its respective Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that a Fund or its respective Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by such Fund or Subsidiary at that time. The Adviser’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Volatility Risk. The value of a Fund’s investments, including Listed Futures Contracts, is subject to potentially substantial volatility. Sports performance indexes have exhibited wide dispersion within a single season: published values for the 32 NHL team indexes for the 2025–26 season ranged from approximately 50% below to approximately 59% above the 7,500 base value. Across eleven seasons of index history (2015–16 through 2025–26), daily closing values for NHL team indexes have ranged from approximately 68% below to approximately 78% above the base value. The methodology does not impose a lower bound, and an index may take negative values during a season. The level of the Reference Index may move significantly — including as games are played — in response to single-game outcomes, injuries, and other team-specific developments, and the price of Listed Futures Contracts may be similarly volatile. Investors should be prepared for the value of Shares to fluctuate substantially over short periods.

Whipsaw Markets Risk. A Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. There are two types of whipsaw patterns. The first involves an upward movement in a price, which is then followed by a drastic downward move causing the price to fall relative to its original position. The second type occurs when a share price drops in value for a short time and then suddenly surges upward to a positive gain relative to the original position. Such market conditions could cause substantial losses to a Fund.

PORTFOLIO HOLDINGS INFORMATION

Information about each Fund’s daily portfolio holdings is available at [www.leagueshares.com]. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT

Investment Adviser

LeagueShares Advisors, LLC, located at Three Main Street, Suite 215, Burlington, Vermont 05401, serves as the investment adviser for the Funds. The Adviser, subject to the general supervision and oversight of the Board, provides an investment management program for the Funds and manages the day-to-day investment of the Funds’ assets. The Adviser is an SEC-registered investment adviser and a wholly owned subsidiary of LeagueShares, LLC, which is a subsidiary of Teucrium Trading, LLC, the sponsor of a family of exchange-traded commodity pools, and investment adviser to a suite of exchange-traded funds. [The Adviser is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association.]

The Adviser continuously reviews, supervises, and administers each Fund’s investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities.  For the services it provides to the Funds, the Adviser is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets as set forth in the table below.

Fund	Management Fee
LeagueShares Anaheim Ducks® ETF	[ ]%
LeagueShares Boston Bruins® ETF	[ ]%
LeagueShares Buffalo Sabres® ETF	[ ]%
LeagueShares Calgary Flames® ETF	[ ]%
LeagueShares Carolina Hurricanes® ETF	[ ]%
LeagueShares Chicago Blackhawks® ETF	[ ]%
LeagueShares Colorado Avalanche® ETF	[ ]%
LeagueShares Columbus Blue Jackets® ETF	[ ]%
LeagueShares Dallas Stars® ETF	[ ]%
LeagueShares Detroit Red Wings® ETF	[ ]%
LeagueShares Edmonton Oilers® ETF	[ ]%
LeagueShares Florida Panthers® ETF	[ ]%
LeagueShares Los Angeles Kings® ETF	[ ]%
LeagueShares Minnesota Wild® ETF	[ ]%
LeagueShares Montreal Canadiens® ETF	[ ]%
LeagueShares Nashville Predators® ETF	[ ]%
LeagueShares New Jersey Devils® ETF	[ ]%
LeagueShares New York Islanders® ETF	[ ]%
LeagueShares New York Rangers® ETF	[ ]%
LeagueShares Ottawa Senators® ETF	[ ]%
LeagueShares Philadelphia Flyers® ETF	[ ]%
LeagueShares Pittsburgh Penguins® ETF	[ ]%
LeagueShares San Jose Sharks® ETF	[ ]%
LeagueShares Seattle Kraken® ETF	[ ]%
LeagueShares St. Louis Blues® ETF	[ ]%
LeagueShares Tampa Bay Lightning® ETF	[ ]%
LeagueShares Toronto Maple Leafs® ETF	[ ]%
LeagueShares Utah Mammoth® ETF	[ ]%
LeagueShares Vancouver Canucks® ETF	[ ]%
LeagueShares Vegas Golden Knights® ETF	[ ]%
LeagueShares Washington Capitals® ETF	[ ]%
LeagueShares Winnipeg Jets® ETF	[ ]%

Pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Advisory Agreement”), the Adviser has agreed to pay all expenses of the Funds except the fee payable to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser also serves as investment adviser to the Subsidiary and pays the operating expenses of the Subsidiary. The Subsidiary does not pay the Adviser a separate advisory fee.

A discussion of the basis for the Board’s approval of a Fund’s investment advisory agreement will be available in the Fund’s first Form N-CSR filing with the SEC.

Management of the Subsidiaries

The Adviser also serves as the investment adviser and has overall responsibility for the general management and administration of each Subsidiary, pursuant to separate investment advisory agreements between the Adviser and each Subsidiary. Under the agreements, the Adviser provides each Subsidiary with the same type of management, under essentially the same terms, as it provides its respective Fund, including that the Adviser has agreed to pay all expenses of each Subsidiary except for the management fee paid to the Adviser pursuant to its investment management agreement with each Subsidiary, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary expenses. The Adviser has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Adviser by the respective Subsidiary. The agreement may be terminated by the Adviser at the conclusion of any one-year term or by the Board at any time, and when the Adviser ceases to serve as such. Each Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting services with the same service providers that provide those services to the Funds.

Portfolio Managers

The individuals identified below are jointly and primarily responsible for the day-to-day management of the Funds’ portfolios. [Portfolio manager information to be provided by amendment.]

The SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.

Other Service Providers

[●] (the “Distributor”), located at [●], serves as distributor serves as distributor and principal underwriter to the Funds. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds and is not affiliated with the Adviser or any of its respective affiliates.

[●], located at [●], serves as the administrator, serves as the administrator, fund accountant, and transfer agent for the Funds.

[●], located at [●], serves as the custodian serves as the custodian for the Funds.

Eversheds Sutherland (US) LLP, located at 700 Sixth Street, N.W., Washington, D.C. 20001, serves as legal counsel to the Trust.

[●], located at [●], serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

HOW TO BUY AND SELL SHARES

The Funds issue and redeem Shares only in Creation Units at the NAV per Share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly from the Funds, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and lead to the realization of capital gains. The Funds’ fair valuation of their holdings consistent with the 1940 Act and Rule 2a-5 thereunder and their ability to impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades help to minimize the potential adverse consequences of frequent purchases and redemptions.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for a Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. A Fund expects to value its Listed Futures Contracts on the basis of the daily settlement price established by the exchange on which the contracts trade / prices furnished by a pricing service. If such information is not available for an investment held by a Fund or is determined to be unreliable, the investment will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board (as described below).

Fair Value Pricing

The Adviser has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been de-listed or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation, including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. In the case of Listed Futures Contracts, such factors may also include pricing history, market levels prior to price limits or halts, the level and behavior of the Reference Index, open interest, and comparison to related contracts. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, a Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act and the rules thereunder limit investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with such Fund.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund expects to pay out dividends, if any, in cash, and distribute any net realized capital gains to its shareholders at least annually. Each Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

Each Fund intends to qualify each year for treatment as a RIC within the meaning of Subchapter M of the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund expects to obtain its exposure to Listed Futures Contracts primarily through the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes and is expected to be a “controlled foreign corporation.” A Fund will be required to include in its taxable income each year its share of the Subsidiary’s “Subpart F” income, whether or not such income is distributed, and such inclusions are expected to be treated as qualifying income for purposes of the RIC qualifying income test to the extent described in the SAI. Income from the Subsidiary, and distributions attributable to it, are generally expected to be taxable to shareholders as ordinary income. Because of these rules, a Fund’s distributions may be higher, and more heavily weighted toward ordinary income, than those of conventional equity ETFs.

Taxes on Distributions

Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long the applicable Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20%. Distributions of short-term capital gain will generally be taxable as ordinary income. Given the Funds’ investment strategy, it is not expected that a significant portion of the Funds’ distributions will be eligible for treatment as qualified dividend income or for the dividends-received deduction for corporate shareholders. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the applicable Fund. In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares). If you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should generally be avoided by taxable investors.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. The Funds (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.

Taxes When Shares Are Sold on the Exchange

Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

Because each Fund expects to effect creations and redemptions of Creation Units primarily for cash, an AP purchasing Creation Units for cash generally will not recognize gain or loss on the purchase, and an AP redeeming Creation Units for cash generally will recognize gain or loss on the redemption equal to the difference between the cash received and the AP’s basis in the Shares redeemed. Each Fund may sell portfolio securities or unwind positions to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had satisfied the redemption in kind. As a result, the Funds may be less tax efficient than if the in-kind redemption process were used.

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service (“IRS”) may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Net Investment Income Tax

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION PLAN

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often a Fund’s Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its NAV will be available on the Fund’s website at [www.leagueshares.com].

ADDITIONAL NOTICES

The Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Funds are not sponsored, endorsed, sold, or promoted by FutureSports, CME Group Inc. or its affiliates, the National Hockey League, the NHL member clubs referenced by the Reference Indexes, or any of their respective affiliates (collectively, the “Non-Affiliated Parties”). None of the Non-Affiliated Parties makes any representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Reference Index or Listed Futures Contracts to track or reflect the performance of the NHL member clubs referenced by the Reference Indexes. None of the Non-Affiliated Parties has any obligation or liability in connection with the administration, marketing, or trading of the Funds. [“NHL,” the NHL shield, and the names and marks of the NHL member clubs referenced herein are trademarks of the NHL and its member clubs, and are referenced herein for identification purposes only; nothing herein implies any license, sponsorship, or endorsement.]

[Any Index Sponsor disclaimer to be provided.]

The Adviser and the Funds make no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.

FINANCIAL HIGHLIGHTS

Financial information is not available because the Funds had not commenced operations prior to the date of this Prospectus.

LeagueShares Sports ETF Trust

Adviser	LeagueShares Advisors, LLC, Three Main Street, Suite 215, Burlington, Vermont 05401	Distributor	[●]
Transfer Agent, Index Receipt Agent, and Administrator	[●]	Custodian	[●]
Independent Registered Public Accounting Firm	[●]	Legal Counsel	Eversheds Sutherland (US) LLP, 700 Sixth Street, NW, Washington, DC 20001

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of the Funds and certain other additional information. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semi-Annual Reports: Additional information about a Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year. In Form N-CSR, you will find a Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents, request other information, or make general inquiries about the Funds by contacting the Funds at LeagueShares ETFs, c/o [●], or by calling [●]. Shareholder reports and other information about the Funds are also available: free of charge from the Funds website at [www.leagueshares.com]; free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or for a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-10085)

SUBJECT TO COMPLETION

DATED AUGUST 25, 2026

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.

STATEMENT OF ADDITIONAL INFORMATION

[●], 2026

LeagueShares Anaheim Ducks® ETF (QUAK)

LeagueShares Boston Bruins® ETF ([●])

LeagueShares Buffalo Sabres® ETF (SBRZ)

LeagueShares Calgary Flames® ETF (BLAZ)

LeagueShares Carolina Hurricanes® ETF (CANZ)

LeagueShares Chicago Blackhawks® ETF (HWKS)

LeagueShares Colorado Avalanche® ETF (AVVY)

LeagueShares Columbus Blue Jackets® ETF ([●])

LeagueShares Dallas Stars® ETF (DALL)

LeagueShares Detroit Red Wings® ETF (WNGZ)

LeagueShares Edmonton Oilers® ETF (OILZ)

LeagueShares Florida Panthers® ETF (RATS)

LeagueShares Los Angeles Kings® ETF (LAKH)

LeagueShares Minnesota Wild® ETF (SOTA)

LeagueShares Montreal Canadiens® ETF (HABZ)

LeagueShares Nashville Predators® ETF (PRDZ)

LeagueShares New Jersey Devils® ETF (DVLS)

LeagueShares New York Islanders® ETF (ISLS)

LeagueShares New York Rangers® ETF (RGRS)

LeagueShares Ottawa Senators® ETF (OTWA)

LeagueShares Philadelphia Flyers® ETF ([●])

LeagueShares Pittsburgh Penguins® ETF (PENZ)

LeagueShares San Jose Sharks® ETF (SHKZ)

LeagueShares Seattle Kraken® ETF (SQID)

LeagueShares St. Louis Blues® ETF (BLNZ)

LeagueShares Tampa Bay Lightning® ETF (BOLZ)

LeagueShares Toronto Maple Leafs® ETF (TML)

LeagueShares Utah Mammoth® ETF ([●])

LeagueShares Vancouver Canucks® ETF (NUX)

LeagueShares Vegas Golden Knights® ETF (KNTS)

LeagueShares Washington Capitals® ETF (KAPS)

LeagueShares Winnipeg Jets® ETF (JETZ)

Listed on [●]

a series of LeagueShares Sports ETF Trust

Three Main Street, Suite 215, Burlington, Vermont 05401

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus of the LeagueShares Anaheim Ducks® ETF, LeagueShares Boston Bruins® ETF, LeagueShares Buffalo Sabres® ETF, LeagueShares Calgary Flames® ETF, LeagueShares Carolina Hurricanes® ETF, LeagueShares Chicago Blackhawks® ETF, LeagueShares Colorado Avalanche® ETF, LeagueShares Columbus Blue Jackets® ETF, LeagueShares Dallas Stars® ETF, LeagueShares Detroit Red Wings® ETF, LeagueShares Edmonton Oilers® ETF, LeagueShares Florida Panthers® ETF, LeagueShares Los Angeles Kings® ETF, LeagueShares Minnesota Wild® ETF, LeagueShares Montreal Canadiens® ETF, LeagueShares Nashville Predators® ETF, LeagueShares New Jersey Devils® ETF, LeagueShares New York Islanders® ETF, LeagueShares New York Rangers® ETF, LeagueShares Ottawa Senators® ETF, LeagueShares Philadelphia Flyers® ETF, LeagueShares Pittsburgh Penguins® ETF, LeagueShares San Jose Sharks® ETF, LeagueShares Seattle Kraken® ETF, LeagueShares St. Louis Blues® ETF, LeagueShares Tampa Bay Lightning® ETF, LeagueShares Toronto Maple Leafs® ETF, LeagueShares Utah Mammoth® ETF, LeagueShares Vancouver Canucks® ETF, LeagueShares Vegas Golden Knights® ETF, LeagueShares Washington Capitals® ETF, LeagueShares Winnipeg Jets® ETF (each a “Fund” and, collectively, the “Funds”), each a series of LeagueShares Sports ETF Trust (the “Trust”), dated [●], 2026 (the “Prospectus”), as it may be revised or supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless the context requires otherwise. A free copy of the Prospectus is available on the Fund’s website at [www.leagueshares.com], by calling [●], or by writing to the Fund at the address above.

The Funds’ audited financial statements for the most recent fiscal year (when available) will be incorporated into this SAI by reference to the Funds’ most recent Form N-CSR filing (File No. 811-10085). When available, you may obtain a copy of the Funds’ Form N-CSR at no charge by contacting the Funds at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple investment series. This SAI relates only to the Funds. The Trust was organized as a Delaware statutory trust on July 14, 2000. The Trust is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (together with the rules and regulations adopted thereunder, the “1940 Act”), as an open-end management investment company, and the offering of each Fund’s shares (collectively, the “Shares”) is registered under the Securities Act of 1933 (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”).

LeagueShares Advisors, LLC (the “Adviser”) serves as investment adviser to the Funds.

Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for the deposit of cash totaling the NAV of the Creation Units. Shares are listed on the [●] (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily in exchange for a specified cash payment. A Creation Unit of each Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

DIVERSIFICATION STATUS

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. This may have an adverse effect on a Fund’s performance or subject Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in a Fund’s portfolio.

Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”) within the meaning of Subchapter M of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. To qualify as a RIC under the Code, a Fund must meet the Diversification Requirement described in the section titled “Federal Income Taxes” in this SAI.

1

GENERAL RISKS

The value of a Fund’s portfolio investments may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular investment or issuer, and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the investments held by a Fund will be maintained. The existence of a liquid trading market for certain investments may depend on whether dealers will make a market in such investments. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which investments may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio investments are limited or absent, or if bid/ask spreads are wide.

Cybersecurity Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber-attacks affecting a Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund also may incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers and may cause a Fund’s investments in such portfolio companies to lose value.

Global Pandemics. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers experienced particularly large losses as a result of these disruptions. Although the immediate effects of the COVID-19 pandemic have dissipated, global markets and economies continue to contend with the ongoing and long-term impact of COVID-19. It is unknown how long events related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Recent Geopolitical Events. Geopolitical tensions introduce uncertainty into global markets. For example, Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth.

Similarly, escalations beginning in October 2023 of the ongoing Israel-Hamas conflict present a potential risk for wider conflict that could negatively affect financial markets due to a myriad of interconnected factors. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. For example, attacks on commercial vessels transiting through the Red Sea, commonly referred to as the Red Sea crisis, have led to disruption of international maritime trade and the global supply chain, which has had a direct impact on countries and regions that rely on such routes for the supply of energy and/or food and companies that typically ship goods or receive components by way of the Red Sea. In addition, recent U.S. military operations in Iran could lead to significant geopolitical instability, including retaliatory attacks, disruption of critical energy infrastructure and shipping lanes such as the Strait of Hormuz, and broader regional conflict, which in turn may cause sharp volatility across global financial markets and commodity prices. Such developments may adversely affect the Funds through increased market uncertainty, reduced liquidity, higher inflation and interest rate pressures, and potential declines in asset valuations across multiple sectors and geographies. The Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers.

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These conflicts and others, and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. The Funds expect to invest in certain investments indirectly through Subsidiaries (discussed and defined herein). Except as otherwise noted, for purposes of this SAI, references to a Fund’s investments include the Fund’s indirect investments through its Subsidiary. A Fund, or a Subsidiary, will only invest in any of the following instruments, or exchange-traded funds (“ETFs”) that invest in such instruments, or engage in any of the following investment practices, directly or indirectly, if such investment or activity is consistent with that Fund’s investment objective and permitted by the Fund’s stated investment policies.

Borrowing

Each Fund may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. Borrowing for investment purposes is one form of leverage. Leveraging investments by purchasing securities with borrowed money is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

Each Fund also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.

Debt Securities

In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes and commercial paper are examples of debt securities and differ in the length of the issuer’s principal repayment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

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Debt securities are all generally subject to interest rate, credit, income and prepayment risks and, like all investments, are subject to liquidity and market risks to varying degrees depending upon the specific terms and type of security. The Adviser attempts to reduce credit and market risk through diversification of a Fund’s portfolio and ongoing credit analysis of each issuer, as well as by monitoring economic developments, but there can be no assurance that it will be successful at doing so.

A Fund’s investments in debt securities may subject the Fund to the following risks:

Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that a Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

A Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by a Fund.

Obligations under debt securities held by a Fund may never be satisfied or, if satisfied, only satisfied in part.

Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Financial Services (“S&P®”), to help describe the creditworthiness of the issuer.

Credit Ratings Risk. The Adviser performs its own independent investment analysis of securities being considered for a Fund’s portfolio, which includes consideration of, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management, and regulatory matters. The Adviser also considers the ratings assigned by various investment services and independent rating agencies, such as Moody’s and S&P, that publish ratings based upon their assessment of the relative creditworthiness of the rated debt securities. Generally, a lower rating indicates higher credit risk. Higher yields are ordinarily available from debt securities in the lower rating categories. These ratings are described at the end of this SAI under “Description of Securities Ratings.”

Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.

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Extension Risk. A Fund is subject to extension risk, which is the risk that the market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls, and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in, and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.

Income Risk. A Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. A Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, a Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that a Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by a Fund to shareholders may be less.

Fluctuations in income paid to a Fund are generally greater for variable rate debt securities. A Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. A Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.

Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by a Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Interest Rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer a Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Prepayment Risk. Debt securities, especially bonds that are subject to “calls,” such as asset-backed or mortgage-backed securities, are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as a Fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets or mortgages. For example, a decline in mortgage interest rates typically initiates a period of mortgage refinancings. When homeowners refinance their mortgages, the investor in the underlying pool of mortgage-backed securities (such as a Fund) receives its principal back sooner than expected, and must reinvest at lower, prevailing rates.

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Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security’s issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.

Derivatives

Certain derivative instruments used by a Fund may oblige the Fund to make payments or incur additional obligations in the future. Rule 18f-4 under the 1940 Act (“Rule 18f-4”) imposes limits on the amount of leverage risk to which a fund may be exposed through the use of such derivatives and requires the adoption of certain derivatives risk management measures. Under Rule 18f-4, a fund’s investment in such derivatives is limited through value-at-risk (“VaR”) testing. Specifically, the VaR of the fund’s portfolio may not exceed 200% of the VaR of a specific unleveraged designated reference portfolio using relative VaR testing (or 20% of the value of the fund’s net assets using absolute VaR testing). Generally, a fund whose derivatives exposure, including exposure obtained through a Fund’s Subsidiary (see “Subsidiary Risks” below), exceeds 10% of its net assets is required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. Funds whose derivatives exposure does not exceed 10% of their net assets may be considered limited derivatives users and are not required to comply with all of the conditions of Rule 18f-4, including the adoption of a derivatives risk management program and appointment of a derivatives risk manager, though they are required to adopt policies and procedures designed to manage derivatives risk.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include futures contracts and options on futures contracts.

Each Fund will use futures contracts in connection with the implementation of its investment strategies and in compliance with Rule 18f-4. The futures contracts in which a Fund expects to invest are considered commodity interests and will be held primarily in the Fund’s Subsidiary.

The CFTC possesses exclusive jurisdiction to regulate the activities of commodity pool operators and commodity trading advisors with respect to “commodity interests,” such as futures, swaps, and options, and has adopted regulations with respect to the activities of those persons and/or entities. The CFTC may suspend the registration of a commodity pool operator (1) if the CFTC finds that the operator’s trading practices tend to disrupt orderly market conditions, (2) if any controlling person of the operator is subject to an order of the CFTC denying such person trading privileges on any exchange, and (3) in certain other circumstances. Suspension, restriction or termination of the Adviser’s registration as a CPO would prevent it, until that registration were to be reinstated, from managing a Fund, and might result in the termination of such Fund. Each Fund will be operated as a commodity pool under the CEA, and the Adviser is registered with the CFTC as a CPO and a commodity trading advisor; neither the Trust nor any Fund is itself required to register with the CFTC.

Futures, Options, and Options on Futures Contracts. A Fund may enter into U.S. or foreign futures contracts, options, and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with applicable requirements of the Commodity Exchange Act of 1936, as amended (“CEA”) and the rules thereunder.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. A Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.

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There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by a Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of a Fund. The potential for loss related to writing options may be unlimited.

Although a Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Swap Agreements. A Fund may utilize swap agreements in an attempt to gain exposure to the investments or commodities in a market without actually purchasing those investments or commodities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested in a basket of securities representing a particular index). Total return swaps are swap agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, to seek exposure to certain investments or commodities.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Because they are two-party contracts which may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying investments or commodities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.

If a swap counterparty defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any, or the failure of the counterparty to deliver the underlying investments or commodities, depending on the nature of the swap. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian.

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The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Regulation of Derivatives in Europe. The European Markets and Infrastructure Regulation (“EMIR”) introduces uniform requirements in respect of OTC derivative contracts by requiring certain “eligible” OTC derivative contracts to be submitted for clearing to regulated central clearing counterparties and by mandating the reporting of certain details of OTC derivative contracts to trade repositories. In addition, EMIR imposes requirements for appropriate procedures and arrangements to measure, monitor and mitigate operational counterparty credit risk in respect of OTC derivatives contracts which are not subject to mandatory clearing. These requirements are likely to include the posting and segregation of collateral, not only to and for, but also by, a Fund.

Many provisions of EMIR require the adoption of delegated acts by the European Commission before becoming fully effective. Accordingly, it is difficult to predict the precise impact of EMIR on a Fund. However, investors should be aware that the regulatory changes arising from EMIR may in due course adversely affect a Fund’s ability to adhere to its investment approach and achieve its investment objective.

Counterparty Credit Risk. A Fund is subject to counterparty credit risk with respect to its use of derivative and short sale transactions. If a counterparty to a derivatives contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Adviser will seek to effect derivative transactions only with counterparties that it believes are creditworthy. However, there is no assurance that a counterparty will remain creditworthy or solvent.

Developing Government Regulation of Derivatives. The regulation of certain derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, the CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to fully predict the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent such Fund from using these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal(s). The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Funds’ ability to enter into desired swaps. New requirements, even if not directly applicable to the Funds, may increase the cost of the Funds’ investments and cost of doing business.

Equity Securities

Equity securities, such as the common stock of an issuer, are subject to stock market fluctuations and, therefore, may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of such Fund’s Shares to decline. An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares).

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Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Types of Equity Securities include:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks — Preferred stocks also are units of ownership in a company. Preferred stocks normally have preference over common stocks in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stocks with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable, and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Large-Capitalization Companies — Investments in large-capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

Small- and Mid-Capitalization Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

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Tracking Stocks — A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Exchange-Traded Products

The Funds may invest in shares of commodity-linked ETPs, which are exchange-traded investment products not registered under the 1940 Act that seek to match the daily changes in the price of a commodity for future delivery, and trade intra-day on a national securities exchange. These ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the exposure to the commodity held by the ETP. This means that the sponsor of the ETP does not sell commodity futures contracts at times when its price is high or acquire commodity futures contracts at low prices in the expectation of future price increases.

Illiquid Investments

A Fund may not acquire any illiquid investment if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of a Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and a Fund’s policies and procedures.

A Fund may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Investment Company Securities

The Funds may invest in the securities of other investment companies, including ETFs, mutual funds, and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and the rules thereunder. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of such Fund) having an aggregate value in excess of 10% of the value of the total assets of the applicable Fund. Under certain circumstances, including in compliance with Rule 12d1-4 under the 1940 Act, the Funds may invest its assets in securities of investment companies, including money market funds, in excess of the limits discussed above.

Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle. In addition, if a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

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Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances and to invest in securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed-upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the applicable Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Funds’ custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will, for all of its reverse repurchase agreements, either (i) consistent with Section 18 of the 1940 Act, maintain asset coverage of at least 300% of the value of the repurchase agreement or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the VaR-based limit on leverage risk.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee, or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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Securities Lending

Each Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers, and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finder’s or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of each Fund’s loans permit it to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the applicable Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.

The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the applicable Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of a Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Subsidiary Risks

Each Fund may invest up to 25% of its assets in a subsidiary that is wholly-owned by such Fund and organized under the laws of the Cayman Islands (the “Subsidiary”). A Fund is the sole shareholder of its applicable Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Each Fund will invest in its applicable Subsidiary in order to gain exposure to the investment returns of commodities within the limitations of the federal tax law requirements applicable to RICs. A Subsidiary may invest, to a greater extent than its applicable Fund, in commodity-linked derivative instruments, including commodity futures contracts, swap agreements, commodity-linked structured notes, as well as other instruments intended to serve as margin or collateral for these derivative instruments. A Subsidiary may invest in any type of investment in which its applicable Fund is permitted to invest, as described in the Prospectus and this SAI. A Fund’s investment in its applicable Subsidiary will not exceed 25% of the value of such Fund’s total assets (notwithstanding any subsequent market appreciation in the Subsidiary’s value). Asset limitations are imposed by the Code and are measured at each taxable year and quarter end. The Adviser also serves as the investment adviser to the Subsidiaries.

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A Subsidiary is not registered under the 1940 Act but will be subject to certain protections of the 1940 Act with respect to its applicable Fund, as described in this SAI. All of a Fund’s investments in its applicable Subsidiary will be subject to the investment policies and restrictions of such Fund, including those related to leverage, collateral requirements, and liquidity. In addition, the valuation and brokerage policies of a Fund will be applied to its applicable Subsidiary. A Fund’s investments in its applicable Subsidiary are not subject to all investor protection provisions of the 1940 Act. To the extent applicable, each Subsidiary otherwise is subject to the same fundamental investment restrictions as its applicable Fund and, in particular, to the same requirements relating to portfolio leverage, liquidity, and the timing and method of valuation of portfolio investments and Fund shares. Accordingly, references in this SAI to a Fund may also include its applicable Subsidiary. By investing in its Subsidiary, each Fund may be considered to be investing indirectly in the same investments as such Subsidiary and is indirectly exposed to the risk associated with those investments. Because a Fund is the sole investor in its applicable Subsidiary, it is not likely that such Subsidiary will take any action that is contrary to the interests of its applicable Fund and its respective shareholders.

Each Subsidiary has a board of directors that oversees its activities. Each Subsidiary has entered into a separate investment advisory agreement with the Adviser. Each Subsidiary also has entered into agreements with its applicable Fund’s service providers for the provision of administrative, accounting, transfer agency, and custody services.

Each Subsidiary is subject to regulation as a commodity pool under the CEA and the CFTC rules and regulations. The Adviser serves as the CPO of each Subsidiary. The Adviser is currently registered as a CPO with the CFTC and is a member of the National Futures Association (“NFA”). There is no assurance that the Adviser will remain a registered CPO with respect to a Subsidiary, or that a Subsidiary will remain a commodity pool to the extent that one or more exclusions or exemptions are available under applicable CFTC regulations. The Adviser currently does not rely on an exclusion from the definition of CPO in CFTC Rule 4.5 with respect to the Funds. The Adviser is subject to dual regulation by the CFTC and the SEC. The CFTC adopted regulations that seek to “harmonize” CFTC regulations with overlapping SEC rules and regulations. The Adviser has availed itself of the CFTC’s substituted compliance option under the harmonization regulations pursuant to CFTC Regulation 4.12(c) with respect to each Fund by filing a notice with the NFA. The Adviser will remain subject to certain CFTC-mandated disclosure, reporting and recordkeeping regulations.

The financial information of a Subsidiary will be consolidated into its applicable Fund’s financial statements, as contained within such Fund’s Form N-CSR.

Regulatory changes, including changes in the laws of the U.S. or the Cayman Islands, could result in the inability of a Fund and/or a Subsidiary to operate as described in the Funds’ Prospectus and this SAI. Such changes could potentially impact a Fund’s ability to implement its investment strategy and could result in decreased investment returns. In addition, in the event changes to the laws of the Cayman Islands require a Subsidiary to pay taxes to a governmental authority, such Fund would be likely to suffer decreased returns.

A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. Because of its investment in a Subsidiary, each Fund is a U.S. Shareholder in a CFC. As a U.S. Shareholder, a Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of such Fund its pro rata share of its CFC’s “Subpart F” income (discussed further below) and any “net CFC tested income” (“NCTI”) for the CFC’s taxable year ending within such Fund’s taxable year whether or not such income is actually distributed by the CFC. NCTI generally includes the active operating profits of the CFC.

In order to qualify as a RIC under Subchapter M of the Code and be eligible to receive “pass-through” tax treatment, a Fund must, among other things, meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the source of income test, at least 90% of a RIC’s gross income each year must be “qualifying income,” which generally consists of dividends, interest, gains on investment assets and certain other categories of investment income. Qualifying income generally does not include income derived directly from commodities, including certain commodity-linked derivatives. A Fund’s investment in its applicable Subsidiary is intended to provide such Fund with exposure to the commodities markets within the limitations of the Code such that the Fund continues to qualify as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of a Fund attributable to its investment in its applicable Subsidiary is “qualifying income” to such Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. A Fund expects its “Subpart F” income attributable to its investment in its applicable Subsidiary to be derived with respect to such Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income.” The Adviser will carefully monitor a Fund’s investments in its applicable Subsidiary to ensure that no more than 25% of such Fund’s assets are invested in its applicable Subsidiary.

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Subpart F income and NCTI are treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to a Fund and thus will not be available to offset income or capital gain generated from such Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent a Fund invests in its applicable Subsidiary and recognizes “Subpart F” income or NCTI in excess of actual cash distributions from such Subsidiary, if any, such Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. “Subpart F” income also includes the excess of gains over losses from transactions (including futures, forwards and other similar transactions) in commodities.

A Fund’s recognition of any “Subpart F” income or NCTI from an investment in its applicable Subsidiary will increase such Fund’s tax basis in the Subsidiary. Distributions by a Subsidiary to its applicable Fund, including in redemption of such Subsidiary’s shares, will be tax free, to the extent of the Subsidiary’s previously undistributed “Subpart F” income or NCTI, and will correspondingly reduce the Fund’s tax basis in its Subsidiary, and any distributions in excess of the Fund’s tax basis in its Subsidiary will be treated as realized gain. Any losses with respect to a Fund’s shares of its applicable Subsidiary will not be currently recognized. A Fund’s investment in its applicable Subsidiary will potentially have the effect of accelerating such Fund’s recognition of income and causing its income to be treated as ordinary income, regardless of the character of its Subsidiary’s income. If a net loss is realized by a Subsidiary, such loss is generally not available to offset the income earned by its applicable Fund. In addition, the net losses incurred during a taxable year by a Subsidiary cannot be carried forward by such Subsidiary to offset gains realized by it in subsequent taxable years. A Fund will not receive any credit in respect of any non-U.S. tax borne by its applicable Subsidiary.

The federal income tax treatment of a Fund’s income from its applicable Subsidiary also may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of such Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

A Fund intends to qualify annually to be treated as a RIC under the Code. To qualify as a RIC under the Code, a Fund must invest in assets which produce the types of income specified in the Code and the Treasury regulations (the “Qualifying Income Requirement” (discussed under “Federal Income Taxes” below)). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities, including income from such Fund’s investment in its applicable Subsidiary, is qualifying income for purposes of the Qualifying Income Requirement is not entirely clear. A Fund’s investment in its applicable Subsidiary is expected to provide such Fund with exposure to the commodities markets within the limitations of the Code for qualification as a RIC, but there is a risk that the IRS could assert that the income derived from the Fund’s investment in the Subsidiary and certain commodity-linked structured notes will not be considered qualifying income for purposes of the Qualifying Income Requirement. For more information on the tax risks related to a Subsidiary, see the section “Subsidiary Risks,” above.

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An investment in a Subsidiary generally may not exceed 25% of the value of its applicable Fund’s total assets at the end of each quarter of such Fund’s taxable year. If a Subsidiary does exceed 25% of the value of its applicable Fund’s total assets, in any quarter, such Fund may fail to qualify as a RIC under the Code. See “Federal Income Taxes” below for additional information related to these restrictions.

In addition, a Fund’s transactions in financial instruments, including, but not limited to, options, futures contracts, and hedging transactions, will be subject to special tax rules (which may include mark-to-market, constructive sale, wash sale, and short sale rules), the effect of which may be to accelerate income to such Fund, defer losses to such Fund, cause adjustments in the holding periods of such Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could, therefore, affect the amount, timing and character of distributions to a Fund’s shareholders. A Fund’s use of such transactions may result in it realizing more short-term capital gains and ordinary income, in each case subject to U.S. federal income tax at higher ordinary income tax rates, than it would if it did not engage in such transactions.

U.S. Government Securities

Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury, and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including a Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

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The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. In August 2023, Fitch Ratings also downgraded its U.S. debt rating from AAA to AA+, citing expected fiscal deterioration over the next three years and repeated down-to-the-wire debt ceiling negotiations. In May 2025, Moody’s lowered the long-term issuer rating of the U.S. to Aa1 from Aaa to reflect over a decade of increasing government debt and high interest payment ratios relative to similarly rated sovereigns.

An increase in national debt levels also may necessitate the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

When-Issued Securities

A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

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INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to each Fund without the approval of the holders of a majority of that Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Issue senior securities, borrow money, or pledge its assets, except to the extent permitted under the 1940 Act, the rules and regulations thereunder, or any exemptive relief obtained by the Fund;

2.	Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in connection with the purchase and sale of portfolio securities;

3.	Make loans to other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder, or any exemptive relief obtained by the Fund;

4.	Purchase or sell real estate, except that the Fund may (i) invest in securities of issuers that invest in real estate or interests therein, (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	Purchase or sell physical commodities, except that the Fund may (i) purchase and sell futures contracts, options, swaps, and other derivative instruments of any kind, including instruments referencing commodities, commodity indexes, or other reference assets of any kind, and (ii) invest in instruments backed by, or in companies engaged in businesses related to, physical commodities; or

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that each Fund will invest more than 25% of its total assets in investments that provide exposure to its respective Team Performance (as defined in the applicable Fund’s Prospectus). For purposes of this restriction, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, tax-exempt securities of state and municipal governments, and investments in other investment companies are not considered to be part of any industry.

The following are non-fundamental policies of the Fund, which may be changed by the Board without shareholder approval:

1.	Each Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Team Performance Investments (as defined in the applicable Fund’s Prospectus) and other investments that provide exposure to Team Performance or have economic characteristics substantially similar to such exposure. The Fund will provide shareholders with at least 60 days’ prior written notice of any change to this policy.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging, or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. For purposes of fundamental policy no. 2 above, senior securities may include any obligation or instrument constituting a security issued by a Fund and evidencing indebtedness or a future payment obligation. The 1940 Act generally prohibits funds from issuing senior securities other than borrowing from a bank subject to specific asset coverage requirements. The 1940 Act prohibitions and restrictions on the issuance of senior securities are designed to protect shareholders from the potentially adverse effects of a fund’s issuance of senior securities, including, in particular, the risks associated with excessive leverage of a fund’s assets. Certain types of derivatives give rise to future payment obligations and therefore also may be considered to be senior securities. Rule 18f-4 under the 1940 Act permits funds that comply with the conditions therein to enter into certain types of derivatives transactions notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act. To the extent consistent with its investment strategies, a Fund may invest in derivatives in compliance with the conditions set forth in Rule 18f-4 under the 1940 Act.

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Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained, including compliance with Rule 6c-11(c) under the 1940 Act; (ii) if, following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of such Fund; or (iii) if such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

MANAGEMENT OF THE TRUST

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust as well as the entities that provide services to the Funds.

Trustees and Officers

The Trust is governed by the Board, which is responsible for the management and supervision of the Funds.  The Trustees set broad policies for the Funds and choose the Funds’ officers.  The Trustees meet periodically throughout the year to review arrangements with companies that furnish services to the Funds; review performance of the Adviser and the Funds; and oversee activities of the Funds.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents.  Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents.  The following chart shows information for the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act (“Independent Trustees”), the Trustee who is an “interested person” as defined in the 1940 Act (“Interested Trustee”), and each officer of the Trust.  The address of each Trustee and officer, unless otherwise indicated, is [●].

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Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Walter White ([ ]/[ ])	Independent Trustee	Since 2026	[ ]	64	[ ]
Lee Smart ([ ]/[ ])	Independent Trustee	Since 2026	[ ]	64	[ ]

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Springer Harris, (11/1988)	President (Principal Executive Officer)	Since 8/2026	Chief Executive Officer, LeagueShares, LLC (2026 – present); Chief Operating Officer, Director of Operations, Teucrium Trading, LLC (May 2011 – Present); Principal, Officer, NFA Associated Member, Associated Person and Swap Associated Person of Teucrium Investment Advisors LLC (March 2022 – present)
Cory Mullen-Rusin, (08/1987)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 8/2026	Chief Financial Officer and Chief Accounting Officer, Teucrium Trading, LLC (since Sept. 17, 2018); Chief Compliance Officer, Teucrium Trading, LLC (Sept. 17, 2018 - Dec. 31, 2025); approved by the NFA as a Principal of Teucrium Trading, LLC (Oct. 8, 2018); Officer, Teucrium Investment Advisors, LLC (since Jan. 21, 2022); approved by the NFA as a Principal of Teucrium Investment Advisors, LLC (Apr. 28, 2022)
[ ]	Chief Compliance Officer	[ ]	[ ]

Qualification of Trustees. The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees on the Board lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that its Trustees’ ability to review, critically evaluate, question, and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of its duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members, as applicable, in reaching its conclusion: (i) such person’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person’s ability to work effectively with the other members of the Board; (iii) how the individual’s skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person’s character and integrity; (v) such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee his status as an Independent Trustee.

In addition, the following specific experience, qualifications, attributes and/or skills were considered in respect of the listed Trustee.

[ . . .].

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.

Board Structure.  The Board currently consists of two Independent Trustees. [●] serves as Independent Chairman of the Board.  The Board believes its current leadership structure is appropriate given the Trust’s and the Board’s current and historical small size and the fact that this size permits Trust management to communicate with each Independent Trustee as and when needed, and permits each Independent Trustee to be involved in each committee of the Board as well as each Board function. The Board may consider electing additional Independent Trustees in the future, particularly if the Trust’s size or complexity materially increases.

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With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and its Funds. During these meetings, the Board receives reports from Trust management, including the Trust’s principal officers and chief compliance officer, and the Funds’ service providers on regular quarterly items and, where appropriate and as needed, on specific issues.  As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee, [Nominating and Governance Committee], and Qualified Legal Compliance Committee (discussed in more detail below). Each committee is comprised entirely of Independent Trustees.

[The Board did not meet during the fiscal year ended September 30, 2025.]

Trustee Standing Committees.  The Board has established the following standing committees:

Audit Committee:  The Independent Trustees are the current members of the Audit Committee.  The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  [As of the date of this SAI, the Audit Committee has met one time with respect to the Funds.]

[Nominating and Governance Committee: All of the Independent Trustees are members of the Nominating and Governance Committee. The Nominating and Governance Committee assists the Board in adopting fund governance practices and meeting certain fund governance standards. The Nominating and Governance Committee operates pursuant to a Nominating and Governance Committee Charter and normally meets annually, but may also meet as often as necessary to carry out its purpose.  As of the date of this SAI, the Governance Committee has not met with respect to the Funds.]

Qualified Legal Compliance Committee:  All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees, or agents.  [As of the date of this SAI, the Qualified Legal Compliance Committee has not met with respect to the Funds.]

Trustee Ownership of Shares. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “Exchange Act”).

[As of the date of this SAI, no Trustee or officer of the Trust owned Shares of any Funds or any other fund within the Trust’s Fund Complex.]

Board Compensation. Each Independent Trustee receives an annual stipend of $[ ] and reimbursement for all reasonable travel expenses relating to their attendance at Board Meetings. The chair of the Audit Committee receives an annual stipend of $[ ] and the chair of the Nominating and Governance Committee receives an annual stipend of $[ ]. Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Trustee compensation disclosed in the table does not include reimbursed reasonable travel expenses relating to their attendance at Board Meetings. The following table shows the compensation expected to be earned by each Trustee during the fiscal year ending [ ]:

Name	Aggregate Compensation from the Fund	Total Compensation from Fund Complex Paid to Trustees
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

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PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of the date of this SAI, there were no outstanding Shares.

CODES OF ETHICS

The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which also may be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at https://www.sec.gov.

PROXY VOTING POLICIES

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted voting guidelines as part of its proxy voting policies (the “Proxy Voting Policies”) for such purpose. When the Proxy Voting Policies do not cover a specific proxy issue, the Adviser will use its best judgment in voting such proxies on behalf of the Funds.

A copy of the Adviser’s Proxy Voting Policies is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling [•], and (2) on the SEC’s website at https://www.sec.gov.

INVESTMENT MANAGEMENT

THE INVESTMENT ADVISER

LeagueShares Advisors, LLC, Three Main Street, Suite 215, Burlington, Vermont 05401 (the “Adviser”), serves as investment adviser to the Fund and the Subsidiary. The Adviser is an SEC-registered investment adviser and a wholly owned subsidiary of LeagueShares, LLC, which is a wholly owned subsidiary of Teucrium Trading, LLC. The Adviser is registered with the CFTC as a commodity pool operator (“CPO”) and commodity trading advisor (“CTA”) and is a member of the National Futures Association (“NFA”). With respect to the Fund, the Adviser will act in accordance with its registration as a CPO.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Adviser provides an investment management program for the Fund and manages the day-to-day investment of the Fund’s assets, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets as set forth in the table below.

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Fund	Management Fee
LeagueShares Anaheim Ducks® ETF	[ ]%
LeagueShares Boston Bruins® ETF	[ ]%
LeagueShares Buffalo Sabres® ETF	[ ]%
LeagueShares Calgary Flames® ETF	[ ]%
LeagueShares Carolina Hurricanes® ETF	[ ]%
LeagueShares Chicago Blackhawks® ETF	[ ]%
LeagueShares Colorado Avalanche® ETF	[ ]%
LeagueShares Columbus Blue Jackets® ETF	[ ]%
LeagueShares Dallas Stars® ETF	[ ]%
LeagueShares Detroit Red Wings® ETF	[ ]%
LeagueShares Edmonton Oilers® ETF	[ ]%
LeagueShares Florida Panthers® ETF	[ ]%
LeagueShares Los Angeles Kings® ETF	[ ]%
LeagueShares Minnesota Wild® ETF	[ ]%
LeagueShares Montreal Canadiens® ETF	[ ]%
LeagueShares Nashville Predators® ETF	[ ]%
LeagueShares New Jersey Devils® ETF	[ ]%
LeagueShares New York Islanders® ETF	[ ]%
LeagueShares New York Rangers® ETF	[ ]%
LeagueShares Ottawa Senators® ETF	[ ]%
LeagueShares Philadelphia Flyers® ETF	[ ]%
LeagueShares Pittsburgh Penguins® ETF	[ ]%
LeagueShares San Jose Sharks® ETF	[ ]%
LeagueShares Seattle Kraken® ETF	[ ]%
LeagueShares St. Louis Blues® ETF	[ ]%
LeagueShares Tampa Bay Lightning® ETF	[ ]%
LeagueShares Toronto Maple Leafs® ETF	[ ]%
LeagueShares Utah Mammoth® ETF	[ ]%
LeagueShares Vancouver Canucks® ETF	[ ]%
LeagueShares Vegas Golden Knights® ETF	[ ]%
LeagueShares Washington Capitals® ETF	[ ]%
LeagueShares Winnipeg Jets® ETF	[ ]%

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Under the Advisory Agreement, the Adviser pays all expenses of the Fund except the fee payable to the Adviser thereunder, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any Rule 12b-1 plan.

The Advisory Agreement with respect to the Fund will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by a majority vote of the Trustees, including a majority vote of such Trustees who are not “interested persons” of the Trust or the Adviser, at a meeting called for the purpose of voting on such approval; or (2) by a majority vote of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable by a vote of the Board or a majority of the outstanding voting securities of the Fund, or upon a 120-days’ written notice by the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

The Funds are new and, therefore, have not paid any management fees to the Adviser as of the date of this SAI.

Management of the Subsidiary

The Adviser also serves as the investment adviser to wholly-owned and controlled subsidiaries of each Fund organized under the laws of the Cayman Islands as an exempted company, pursuant to an investment advisory agreement with each Subsidiary. The Adviser has contractually agreed to waive the management fees of [ ]% to be paid to the Adviser by the applicable Subsidiary for each Fund. The waiver agreement will continue in effect for so long as the applicable Fund invests in its Subsidiary, and at least through [ ], 2027, and may be terminated only by the Subsidiary’s Board of Directors at the conclusion of any one-year term or when the Adviser ceases to serve as the investment adviser to the Subsidiary.

Because each Subsidiary is not registered under the 1940 Act, it is not subject to the regulatory protections of the 1940 Act and its applicable Fund, as an investor in its Subsidiary, will not have all of the protections offered to investors in registered investment companies.

Because each Fund wholly owns and controls its applicable Subsidiary, and the Adviser is subject to the oversight of the Board, it is unlikely that a Subsidiary will take action contrary to the interests of its applicable Fund or its respective shareholders.

THE PORTFOLIO MANAGERS

[ ] serve as the Funds’ portfolio managers (the “Portfolio Managers”). This section includes information about the Portfolio Managers, including information about compensation, other accounts managed, and the dollar range of Shares owned.

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Share Ownership

The Funds are required to show the dollar ranges of a Portfolio Manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Portfolio Managers did not beneficially own Shares.

Other Accounts

In addition to the Funds, the Portfolio Managers managed the following other accounts for the Adviser as of [ ], 2026, none of which were subject to a performance-based fee:

Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Compensation

The Funds’ Portfolio Managers receive a fixed base salary and discretionary bonus that are not tied to the performance of the Funds.

Conflicts of Interest

A Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.

DISTRIBUTOR

The Trust and [ ], (the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Shares of each Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ].

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

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Intermediary Compensation. The Adviser, or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call [ ].

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of a Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

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Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR, INDEX RECEIPT AGENT, AND TRANSFER AGENT

[ ] (the “Transfer Agent”), located at [ ], serves as the Funds’ transfer agent, index receipt agent (as applicable), and administrator.

Pursuant to a fund servicing agreement between the Trust and [ ], [ ] provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, [ ] does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays [ ] a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. [ ] also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The Funds are new and the Adviser has not paid [ ] any fees for administrative services to the Funds as of the date of this SAI.

CUSTODIAN

Pursuant to a custody agreement between the Trust and [ ] (the “Custodian”) (the “Custody Agreement”), [ ], located at [ ], serves as the custodian of the Funds’ assets. The Custodian holds and administers the assets in each Fund’s portfolio. Pursuant to the Custody Agreement, [ ] receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian is also entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Eversheds Sutherland (US) LLP, located at 700 Sixth Street, N.W., Washington, D.C. 20001, serves as legal counsel for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], located at [ ], serves as the independent registered public accounting firm for the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the facilities of the National Securities Clearing Corporation (“NSCC”).

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DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the applicable Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the applicable Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely on its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

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The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “— Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute a Fund’s portfolio transactions in connection with such orders.

The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

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The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund. The primary consideration is prompt execution of orders at the most favorable net price.

A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds are new and have not paid any brokerage commissions as of the date of this SAI.

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. The Funds are new and have not paid any brokerage commissions to any registered broker-dealer affiliates of the Funds, the Adviser, or the Distributor as of the date of this SAI.

Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers or dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares. The Funds are new and, therefore, did not hold any securities of their “regular broker-dealers” as of the date of this SAI.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of the holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as described in the ensuing paragraphs. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF CREATION UNITS

Each Fund issues and redeems its shares on a continuous basis, at NAV, only in a large, specified number of shares called a “Creation Unit,” either principally in-kind for securities or in cash for the value of such securities. The NAV of a Fund’s Shares is determined once each Business Day, as described below under “Determination of Net Asset Value.” The Creation Unit size may change. Authorized Participants will be notified of such change.

Purchase (Creation). The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at the NAV per share next determined after receipt, on any Business Day, of an order in proper form. The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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Fund Deposit. Each Fund has adopted policies and procedures governing the process of constructing baskets of Deposit Securities (defined below), Fund Securities (defined below) and/or cash, and acceptance of the same (the “Basket Procedures”). The consideration for purchase of a Creation Unit of a Fund generally consists of either: (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in a Fund’s portfolio and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently, 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund may be changed from time to time by the Adviser, in accordance with the Basket Procedures, with a view to the investment objective of such Fund. Information regarding the Fund Deposit necessary for the purchase of a Creation Unit is made available to Authorized Participants and other market participants seeking to transact in Creation Unit aggregations. The composition of the Deposit Securities also may change in response to portfolio adjustments, interest payments and corporate action events.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash.

Cash Purchase. The Trust may at its discretion permit full or partial cash purchases of Creation Units of a Fund. When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.

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Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund, including custom orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. With respect to the Funds, the order cut-off time for orders to purchase Creation Units is 3:00 p.m. Eastern time. Such time may be modified by the Funds from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 12:30 p.m. Eastern time for the applicable Fund, or such earlier time as may be designated by a Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, such Fund also will generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the applicable Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to such Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the next Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

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The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged an additional variable charge also may be applied, as described below. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. Provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder, the Trust reserves the right to reject an order for Creation Units transmitted in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form or the Fund Deposit delivered does not consist of the securities the Custodian specified; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units. Given the importance of the ongoing issuance of Creation Units to maintaining a market price that is at or close to the underlying NAV of a Fund, the Trust does not intend to suspend the acceptance of orders for Creation Units, unless it believes doing so would be in the best interests of the Fund.

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All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Unit Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation unit transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, is $[ ]. Each Fund may adjust the standard fixed creation unit transaction fee from time to time. The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to a maximum percentage of [ ]% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

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With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently, 9:30 a.m., Eastern time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or a combination thereof, as determined by the Trust in accordance with the Basket Procedures. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, and additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Cash Redemption. Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction, is $[ ]. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to the maximum percentage of [ ]% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate changes to the Funds’ portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units of a Fund on any Business Day must be submitted in proper form to the Transfer Agent prior to 12:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

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Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within one business day of the trade date.

The Trust may, in its discretion and in accordance with the Basket Procedures, exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund also may, in its sole discretion, and in accordance with the Basket Procedures, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the applicable Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for a Fund is computed by dividing the value of the net assets of the applicable Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by the Funds’ administrator and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

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In calculating each Fund’s NAV per Share, the Fund’s investments are generally valued using market quotations to the extent such market quotations are readily available. If market quotations are not readily available or, are deemed to be unreliable by the Adviser, a Fund will value such investments at fair value, as determined by the Adviser, for purposes of calculating such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for each Fund’s portfolio holdings subject to the Board’s oversight. The Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to a Fund’s portfolio investments. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

When fair value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others, or the value when trading resumes or is realized upon its sale. There may be multiple methods that can be used to value a portfolio investment when market quotations are not readily available. The value established for any portfolio investment at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the applicable Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the applicable Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

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FEDERAL INCOME TAXES

The following is only a summary of certain important U.S. federal income tax considerations generally affecting a Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. In particular, it does not address tax consequences to investors subject to special rules, such as investors who hold Shares through individual retirement accounts (“IRAs”), 401(k)s, or other tax-advantaged accounts.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions, or you sell Shares.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.

Taxation of the Funds. Each Fund intends to qualify each year to be treated as a RIC under Subchapter M of the Code. As such, the Funds should not be subject to federal income taxes on their net investment income and capital gains, if any, to the extent that they timely distribute such income and capital gains to their shareholders. To qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and must meet several additional requirements. Among these requirements are the following: (i) at least the sum of 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of such Fund’s taxable year, such Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which such Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that such Fund’s non-qualifying income does not exceed 10% of its gross income.

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered a separate entity in determining its treatment under the rules for RICs described herein, i.e., losses in one Fund do not offset gains in another. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

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If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to federal income tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the applicable Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the applicable Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax but can make no assurances that all such tax liability will be eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, a Fund may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent that any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

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Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject to certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an underlying fund taxable as a RIC or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. Each Fund’s investment strategy will significantly limit its ability to distribute dividends eligible to be treated as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if a Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs, and dividends distributed to a Fund from REITs are generally not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares. Each Fund’s investment strategy will significantly limit its ability to distribute dividends entitled to the dividends received deduction.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j) of the Code. This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j) of the Code. In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.

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Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of a Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its current and accumulated earnings and profits for the taxable year (as calculated for federal income tax purposes), all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale or Exchange of Shares. A sale or exchange of Shares may give rise to a gain or loss for federal and state income tax purposes. Assuming a shareholder holds Shares as a capital asset, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares of a Fund are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of the Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted, under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or, on the basis that there has been no significant change in economic position.

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Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the holder’s circumstances.

The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Shareholders – Net Investment Income Tax. U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Foreign Investments. Dividends and interest received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Each Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. If a Fund makes the election, the Fund’s shareholders will be notified annually by the Fund (or their broker) of the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an underlying fund which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund of funds” under the Code. If a Fund is a “qualified fund of funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund of funds” under the Code if at least 50% of the value of such Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

To the extent a Fund invests in an underlying fund that indicates that such underlying fund intends to satisfy the tax requirements to be treated as a RIC under the Code, the Fund may be able to receive the benefits of a “qualified fund of funds” as described above. If, however, an underlying fund loses its status as a RIC under the Code, a Fund would no longer be permitted to count its investment in such underlying fund for purposes of satisfying the requirements to be a “qualified fund of funds.” In addition, an underlying fund that loses its status as a RIC would be treated as a regular corporation subject to entity level taxation prior to making any distributions to a Fund which would affect the amount, timing and character of such income distributed by an underlying fund to the Fund.

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If a Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Each Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to such Fund, if such Fund derives such income from its business of investing in stock, securities or currencies.

Taxation of the Subsidiaries. There is, at present, no direct taxation in the Cayman Islands and interest, dividends and gains payable to a Subsidiary will be received free of all Cayman Islands taxes. Each Subsidiary is registered as an “exempted company” pursuant to the Companies Law (as amended). Each Subsidiary expects to obtain an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under such Subsidiary, or to the shareholders thereof, in respect of any such property or income.

Tax Treatment of Complex Securities. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, may affect the character of gains and losses realized by the applicable Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the applicable Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the applicable Fund receiving cash with which to make distributions in amounts sufficient to enable the applicable Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the applicable Fund’s qualification for treatment as a RIC.

A Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the applicable Fund. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the applicable Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

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Certain derivative investments by a Fund, such as exchange-traded products and over-the-counter derivatives, may not produce qualifying income for purposes of the Qualifying Income Requirement described above, which must be met in order for a Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the Diversification Requirement described above. A Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that it is adequately diversified under the Diversification Requirement. A Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with a Fund’s determination of the Diversification Requirement with respect to such derivatives. Failure to satisfy the Diversification Requirement might also result from a determination by the IRS that financial instruments in which a Fund invests are not securities.

Certain of a Fund’s investments, such as commodity futures contracts and other commodity-related derivative instruments, may not produce qualifying income to the Fund. To the extent a Fund directly invests in such investments, the applicable Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

A Fund may gain most of its exposure to the commodities markets through its investment in a Subsidiary, which may invest directly in commodities and commodity-linked derivative instruments. A Fund’s investment in a Subsidiary is expected to provide such Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of a Fund attributable to its investment in a Subsidiary is “qualifying income” to such Fund to the extent that such income is derived with respect to such Fund’s business of investing in stock, securities or currencies. GILTI generally includes the active operating profits of the CFC, reduced by a deemed return on the tax basis of the CFC’s depreciable tangible assets. The Funds expect their “Subpart F” income and GILTI attributable to their investments in the Subsidiaries to be derived with respect to the Funds’ business of investing in stock, securities or currencies and accordingly expect their “Subpart F” income and GILTI attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Adviser intends to carefully monitor the Funds’ investments in the Subsidiaries to ensure that no more than 25% of a Fund’s assets are invested in a Subsidiary.

A U.S. person that owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of Subpart F of the Code. A foreign corporation is a “controlled foreign corporation” within the meaning of Section 957 of the Code (a “CFC”) if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” If a Fund is a “U.S. Shareholder” of a CFC, the Fund will be required to include in its gross income for United States federal income tax purposes the CFCs “subpart F income” (described below), whether or not such income is distributed by the CFC. “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. A Fund’s recognition of “subpart F income” and GILTI will increase the Fund’s tax basis in the CFC. Distributions by a CFC to a Fund will be tax-free, to the extent of its previously undistributed “subpart F income” and GILTI and will correspondingly reduce the Fund’s tax basis in the CFC. “Subpart F income” and GILTI is generally treated as ordinary income, regardless of the character of the CFC’s underlying income. It is expected that the Subsidiaries will be treated as CFCs, and that a Fund will be treated as a “U.S. Shareholder” in a Subsidiary.

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With respect to investments in STRIPS and other zero-coupon securities which are sold at original issue discount (“OID”) and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with OID. Absent an election by a Fund to include the market discount in income as it accrues, gain on a Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, whether or to what extent a Fund should recognize market discount on a debt obligation, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

A Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original interest discount, which is taxable as ordinary income and is required to be distributed, even though a Fund will not receive the principal, including any increase thereto, until maturity. As noted above, if a Fund invests in such securities, it may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at a Fund level.

Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.

Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Each Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

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Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide the fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by such Fund may differ from federal tax treatment.

The foregoing discussion is based on U.S. federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning their specific situations and the application of foreign, federal, state, or local taxes.

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FINANCIAL STATEMENTS

Financial statements included in Form N-CSR and Annual Reports will be available after each Fund has completed a fiscal year of operations. When available, you may request a copy of each Fund’s Form N-CSR or Annual Report at no charge by calling [ ], or through the Fund’s website [www.leagueshares.com].

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APPENDIX A

[Adviser’s Proxy Policy to be Provided.]

Appendix B

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations s issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

The following summarizes the ratings categories used by Moody’s for short-term issues:

“P-1” – Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation ratings are based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added ‘+’ to denote any exceptionally strong credit feature.

“F2” – Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

“F3” – Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – High short-term default risk. Default is a real possibility.

“RD” – Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS, Inc. (“Morningstar DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by Morningstar DBRS for commercial paper and short-term debt:

“R-1 (high)” - Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Adequate credit quality. The capacity for the payment of short- term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a distressed exchange.

Long-Term Credit Ratings

An S&P Global Ratings long-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). S&P Global Ratings typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation rating is lowered to “D” if it is subject to a distressed debt restructuring.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

The following summarizes long-term issuer default ratings used by Fitch:

“AAA” – Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments.

“B” – Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC” – Substantial credit risk. “CCC” ratings indicate a very low margin for safety. Default is a real possibility.

“CC” – Very high levels of credit risk. “CC” ratings indicatea default of some kind appears probable..

“C” – Near default. “C” ratings indicate a default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•    The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•    The formal announcement by the issuer or their agent of a distressed debt exchange (“DDE”); and

•    A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

“RD” - Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

•    An uncured payment default or DDE on a bond, loan or other material financial obligation, but

•    Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

•    Has not otherwise ceased operating. This would include:

-    The selective payment default on a specific class or currency of debt;

-    The uncured expiry of any applicable original grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation.

“D” – Default. “D” ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a DDE. In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice

The Morningstar DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which a long-term obligation has been issued. Credit ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories from AA to CCC contain the subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the credit rating is in the middle of the category. The following summarizes the ratings used by Morningstar DBRS for long-term debt:

“AAA” – Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings categories are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a distressed exchange.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating categories are as follows:

“SP-1” – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – Speculative capacity to pay principal and interest.

“D” – ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer's self-liquidity.

For other short-term municipal obligations, Moody's uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody's uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), Moody's assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer's ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody's typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, and financial institutions, such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation's documentation).

Credit ratings provided by Morningstar DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, security and/or obligations. Credit ratings are not statements of fact. While historical statistics, performance, and expert opinion (on, e.g., financial statements or legal matters) can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance or events that cannot be guaranteed. As such, and to the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers, entities, securities, and/or obligations can change. Credit ratings are also based on approved and applicable methodologies, which are periodically updated and when material changes are deemed necessary, which may also lead to changes in credit ratings.

Credit ratings typically provide an opinion on the risk that an issuer will fail to satisfy the financial obligations in accordance with the terms under which an obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which Morningstar DBRS bases its opinions is not audited or verified by Morningstar DBRS, although, Morningstar DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

Morningstar DBRS uses rating symbols as a concise method of expressing its opinion to the market. However, as there are credit risk differentials that exist across the credit rating spectrum and given the limited number of rating categories, Morningstar DBRS does not assert that credit ratings in the same category are exactly the same quality.

Hillman Capital Management Investment Trust

PART C

OTHER INFORMATION

Item 28.	Exhibits.

(a)	Declaration of Trust dated July 14, 2000 (“Trust Instrument”) is incorporated herein by reference to Registrant’s registration statement on Form N-1A (“Registration Statement”) filed on August 25, 2000

(b)	Bylaws are incorporated herein by reference to the Registration Statement filed on August 25, 2000

(c)	Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreement**

(e)	(1)	Form of Distribution Agreement**

(2)	Form of Authorized Participant Agreement**

(f)	Not Applicable

(g)	Custody Agreement**

(h)	(1)	Fund Administration Servicing Agreement**

(2)	Fund Accounting Services Agreement**

(3)	Transfer Agent Servicing Agreement**

(4)	Powers of Attorney*

(i)	Opinion of Counsel**

(j)	Consent of Independent Registered Public Accounting Firm**

(k)	Not Applicable

(l)	Agreement Relating to Initial Capital**

(m)	Form of Rule 12b-1 Plan**

(n)	Not Applicable

(o)	Reserved.

(p)	(1)	Code of Ethics for the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on January 28, 2020

(2)	Code of Ethics for Adviser**

*Filed herewith

  **To be filed by subsequent amendment

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant’s Trust Instrument contains the following provisions:

Article VII. Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

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Article VII. Section 3.  Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into the following agreements: Investment Advisory Agreements, Investment Sub-Advisory Agreements, and Distribution Agreements.  These agreements provide indemnification for those entities and their respective affiliates.  Certain personnel of the Advisors, Distributor or Administrator may serve as trustees and/or officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

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Item 31.	Business and Other Connections of Investment Adviser

LeagueShares Advisors, LLC (the “Adviser”) serves as the investment adviser for series within the Trust. The principal business address of the Adviser is 3 Main Street Suite 215, Burlington, VT 05401. With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) currently on file with the Securities and Exchange Commission (“SEC”). The Form ADV for the Adviser may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.	Principal Underwriter.

(a)                 [ ] (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: [ ]

(b)                 The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is [ ].

Name	Address	Position with Underwriter	Position with Registrant

(c)                 Not applicable.

Item 33.	Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	[ ]
Registrant’s Investment Adviser	LeagueShares Advisors, LLC, Three Main Street Suite 215, Burlington, VT 05401
Registrant’s Custodian	[ ]
Registrant’s Distributor	[ ]

Item 34.	Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings

The Registrant will file by amendment to the registration statement certified financial statements showing the initial capital for the Trust. The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders once available, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Burlington and the State of Vermont on the 25th day of August, 2026.

Hillman Capital Management Investment Trust

By:	/s/ Springer Harris
Springer Harris
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities as of the dates indicated.

Signature	Title	Date

/s/ Springer Harris	President and Principal Executive Officer	August 25, 2026
Springer Harris

/s/ Cory Mullen-Rusin	Treasurer, Principal Financial Officer and Principal Accounting Officer	August 25, 2026
Cory Mullen-Rusin

Walter White*	Trustee and Chairman	August 25, 2026
Walter White

Lee Smart*	Trustee	August 25, 2026
Lee Smart

*By:	/s/ Springer Harris
Springer Harris
Attorney-in-Fact, pursuant to a power of attorney filed herewith

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EXHIBIT INDEX

Exhibit	Exhibit No.
Powers of Attorney	(h)(4)